As filed with the Securities and Exchange Commission on April 29th, 2005
                                                             File No.33-________
                                                             File No.811-21763
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                          Pre-Effective Amendment No. __
                         Post-Effective Amendment No. __
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

                                Amendment No. __
                        (Check appropriate box or boxes)

                                   ----------

                             Managed Account Series
               (Exact Name of Registrant as Specified in Charter)

                                   ----------

              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (609) 282-2800

                                   ----------

                               Robert C. Doll, Jr.
                             Managed Account Series
                             800 Scudders Mill Road
                             Plainsboro, New Jersey
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                                   ----------

                                   Copies to:
        Counsel for the Fund
       SHEARMAN & STERLING LLP                    Andrew J. Donohue, Esq.
        599 Lexington Avenue                    FUND ASSET MANAGEMENT, L.P.
    New York, New York 10022-6069                      P.O. Box 9011
  Attention: Maria R. Gattuso, Esq.          Princeton, New Jersey 08543-9011

                                   ----------

     It is proposed that this filing will become effective (check appropriate box)
         |_|     immediately upon filing pursuant to paragraph (b)
         |_|     (date) pursuant to paragraph (b)
         |_|     60 days after filing pursuant to paragraph (a)(1)
         |_|     on (date) pursuant to paragraph (a)(1)
         |_|     75 days after filing pursuant to paragraph (a)(2)
         |_|     on (date) pursuant to paragraph (a)(2) of Rule 485

    If appropriate, check the following box:

         |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Prospectus

    [____________], 2005

    Managed Account Series
    U.S. Mortgage Portfolio
    High Income Portfolio
    Global SmallCap Portfolio
    Mid Cap Value Opportunities Portfolio

    This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Table of Contents

                                                                            PAGE

[GRAPHIC         KEY FACTS
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                 Managed Account Series at a Glance                            3

                 Risk/Return Bar Chart and Table                               8

                 Fees and Expenses                                             9

[GRAPHIC         DETAILS ABOUT THE FUND
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                 How the U.S. Mortgage Portfolio Invests                      11

                 How the High Income Portfolio Invests                        13

                 How the Global SmallCap Portfolio Invests                    14

                 How the Mid Cap Value Opportunities Portfolio Invests        16

                 Investment Risks                                             18

                 Statement of Additional Information                          27

[GRAPHIC         YOUR ACCOUNT
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                 How to Buy, Sell and Transfer Shares                         28

                 How Shares are Priced                                        29

                 Dividends and Taxes                                          30

                 Electronic Delivery                                          31

[GRAPHIC         MANAGEMENT OF THE FUND
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                 Fund Asset Management                                        32

                 Chart                                                        35

[GRAPHIC         FOR MORE INFORMATION
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                 Shareholder Reports                                  Back Cover

                 Statement of Additional Information                  Back Cover

                             MANAGED ACCOUNT SERIES
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Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined highlighted terms in this prospectus in the sidebar.
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U.S. Government Securities -- debt securities issued and/or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

U.S. Government Agency Securities -- debt securities issued and/or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the United States. These securities may not be backed by the full faith and credit of the United States.
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MANAGED ACCOUNT SERIES AT A GLANCE
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What are each Portfolio's investment objectives?

The Managed Account Series (the "Fund") consist of four separate portfolios - the U.S. Mortgage Portfolio, the High Income Portfolio, the Global SmallCap Portfolio and the Mid Cap Value Opportunities Portfolio. Each Portfolio is, in effect, a separate fund that issues its own shares.

U.S. Mortgage Portfolio

The U.S. Mortgage Portfolio's investment objective is to seek high current return.

High Income Portfolio

The High Income Portfolio's primary objective is to provide shareholders with a high level of current income. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. This means that the main objective of the High Income Portfolio is current income - that is, it looks for securities that pay interest or dividends.

Global SmallCap Portfolio

The Global SmallCap Portfolio's investment objective is to seek long-term growth of capital.

Mid Cap Value Opportunities Portfolio

The Mid Cap Value Opportunities Portfolio's investment objective is to seek capital appreciation and, secondarily, income.

What are each Portfolio's main investment strategies?

U.S. Mortgage Portfolio

The U.S. Mortgage Portfolio invests primarily in mortgage-related securities. The securities in which the Portfolio may invest include U.S. Government securities and U.S. Government Agency securities, including Government National Mortgage Association ("Ginnie Mae") mortgage-backed certificates and other mortgage-backed government securities and mortgage-backed or mortgage-related securities issued by private issuers. Under normal circumstances, the Portfolio will invest at least 80% of its assets in securities representing an ownership interest in mortgage pools, or securities of issuers whose primary purpose is to

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facilitate the making of residential or commercial mortgages that are issued by issuers located in the United States.

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Government-Sponsored Enterprises -- private corporations sponsored by the
Federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or Federal National Mortgage Association ("Fannie Mae"). Securities issued by these entities are generally not supported by the full faith and credit of the United States.

Fixed-Income Securities -- securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Junk Bonds -- fixed-income securities rated below investment grade by recognized rating agencies, including Moody's, S&P and Fitch, or unrated securities that Portfolio management believes are of comparable quality.

Investment Grade -- the four highest rating categories of recognized rating agencies, including Moody's, S&P and Fitch.

--------------------------------------------------------------------------------

The Portfolio seeks to achieve its investment objective by selecting securities of any maturity issued or guaranteed by the U.S. Government, by various agencies of the U.S. Government, by various instrumentalities that have been established or sponsored by the U.S. Government, or securities issued by banks or other financial institutions. Some of these securities are issued and/or guaranteed by the U.S. Government and are supported by the full faith and credit of the United States. Other securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States, and are not backed by the full faith and credit of the United States, but involve sponsorship or guarantees by government agencies or enterprises. Other securities are issued by banks and other financial institutions. These securities are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises.

In selecting portfolio securities, Portfolio management will consider the relative yield of different types of securities and its assessment of future interest rate patterns.

High Income Portfolio

The High Income Portfolio seeks growth of capital by looking for investments that will increase in value. However, the Portfolio's investments emphasize current income more than growth of capital. The Portfolio normally invests more than 90% of its assets in fixed-income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Both U.S. and foreign companies and governments may issue these securities.

Under normal circumstances, the Portfolio invests at least 80% of its assets in fixed-income securities rated below investment grade or in unrated securities that Portfolio management believes are of comparable quality. Fixed-income securities rated below investment grade are those that are rated in the lower rating categories by at least one of the recognized rating agencies including Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"). Securities rated below Baa by Moody's or below BBB by S&P or Fitch are commonly known as "junk bonds." The Portfolio may invest in fixed-income securities of any duration or maturity.

The Portfolio will invest most of its assets in securities issued by U.S. issuers, but may also invest a portion of its assets in securities issued by foreign issuers.



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Equity Securities -- common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Smallcap Issuers -- smallcap issuers are those whose market capitalization is similar to the market capitalization of companies in the Morgan Stanley Capital International (MSCI) World Small Cap Index SM at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small market capitalization companies for purposes of the 80% policy. As of March 31, 2005, the MSCI World Small Cap Index SM included companies with capitalizations between $__ million and $__ billion. The market capitalization of companies in the index changes with market conditions and the composition of the index.

Emerging Growth Companies -- companies of any market capitalization without a long or consistent history of earnings but that Portfolio management believes have the potential for earnings growth over an extended period of time.

Mid Cap Companies -- mid cap companies are those whose market capitalization is similar to the market capitalization of companies in the Russell Mid Cap(R) Index or the S&P Mid Cap(R) 400 Index at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered mid cap companies for purposes of the Portfolio's 80% investment policy. As of March 31, 2005, the Russell Mid Cap(R) Index included companies with capitalizations between $___ billion and $___ billion, and the S&P Mid Cap(R) 400 Index included companies with capitalizations between $___ billion and $___ billion. The market capitalization of the companies in each index changes with market conditions and the composition of the index.

Common Stocks -- securities representing shares of ownership of a corporation.

--------------------------------------------------------------------------------

Global SmallCap Portfolio

The Global SmallCap Portfolio invests primarily in a portfolio of equity securities of smallcap issuers located in various foreign countries and in the United States. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of smallcap issuers. The Portfolio will invest in securities of issuers from a variety of countries, including those in emerging markets. Because its strategy of investing in smallcap issuers is applied on a global basis, some of the smallcap issuers in which the Portfolio invests may rank among the largest companies in terms of market capitalization in certain countries. The Portfolio may also invest in equity securities issued by emerging growth companies. Except for unusual circumstances, the Portfolio will at all times be invested in securities from at least three different countries. For purposes of the above policies, market capitalization is determined at the time of purchase. The Portfolio can invest in securities denominated in either U.S. dollars or foreign currencies.

Portfolio management chooses securities using a combination of "top down" and "bottom up" investment styles.

Mid Cap Value Opportunities Portfolio

The Mid Cap Value Opportunities Portfolio invests primarily in equity securities that Portfolio management believes are undervalued and therefore represent an investment value. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid cap companies. The Portfolio purchases securities that Portfolio management believes have long term potential to grow in size or to become more profitable or that the stock market may value more highly in the future. Portfolio management places particular emphasis on stocks trading at the low end of one or more historical valuation measures, such as price/book value, or price/sales, price/earnings or price/cash flow ratios. Such companies also may have particular qualities that affect the outlook for such companies, including attractive market niche. The Portfolio purchases primarily common stock of U.S. companies in trying to meet its objective. The Portfolio may also invest in securities issued by foreign companies and in securities denominated in currencies other than the U.S. dollar.

What are the main risks of investing in the Portfolios?

No Portfolio can guarantee that it will achieve its investment objective.

                             MANAGED ACCOUNT SERIES                            5
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As with any fund, the value of a Portfolio's investments -- and, therefore, the value of a Portfolio's shares -- may fluctuate. These changes may occur because a particular market in which the Portfolio invests is rising or falling, or in response to interest rate changes. Generally, when interest rates go up, the value of fixed-income securities goes down. Also, Portfolio management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of a Portfolio's investments goes down, you may lose money.

--------------------------------------------------------------------------------

Credit Risk -- credit risk is the risk that the issuer of a fixed income security will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call and Redemption Risk -- a bond's issuer may have the right to call a bond for redemption before it matures. If an issuer exercises this right in connection with a bond the Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

Prepayment Risk -- the risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk -- the risk that certain obligations will be paid off more slowly by the obligor than anticipated causing the value of these securities to fall.

Currency Risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
--------------------------------------------------------------------------------

U.S. Mortgage Portfolio

In general, mortgage-related securities and U.S. Government and U.S. Government Agency securities with longer maturities will be subject to greater volatility resulting from interest rate fluctuations than securities with shorter maturities.

The U.S. Mortgage Portfolio's investments in fixed income securities will be subject to credit risk and call and redemption risk. The Portfolio's investments will also be subject to the risks associated with investments in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities may be issued by the U.S. Government or its agencies or instrumentalities, or by government sponsored enterprises, and by private issuers. Mortgage-backed securities may often not, therefore, be backed by the full faith and credit of the United States.

High Income Portfolio

The High Income Portfolio is subject to credit risk. The Portfolio may invest its assets in foreign securities, which may involve additional risks beyond those of U.S. securities, such as changes in foreign currency exchange rates, liquidity risk, and political, social and economic instability. The Portfolio is also generally subject to greater risk because it invests primarily in junk bonds. Investing in junk bonds is generally riskier than investing in higher quality bonds - price fluctuations may be larger and more frequent, and there is greater risk of losing both income and principal.

Global SmallCap Portfolio

The Global SmallCap Portfolio invests primarily in small cap companies, including emerging growth companies. Small cap and emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a smaller number of key personnel. If a product fails, or if management changes, or if there are other adverse developments, the Portfolio's investment in a small cap or emerging growth company may lose substantial value. The securities of small cap and emerging growth companies generally trade in lower volumes and are subject to greater and less predictable price changes than the securities of larger, more established companies. Investing in small cap and emerging growth companies requires a long term view.


                             MANAGED ACCOUNT SERIES                            6
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The Portfolio may invest a substantial portion of its assets in foreign securities. Foreign investing involves special risks - including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Mid Cap Value Opportunities Portfolio

The Mid Cap Value Opportunities Portfolio will invest primarily in mid cap companies which may be less liquid and more volatile than larger capitalization companies.

The Portfolio follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Portfolio may underperform other equity funds that use different investing styles.

The Portfolio may invest in foreign securities. Foreign investing involves special risks - including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in a Portfolio. An investment in a Portfolio may not be appropriate for all investors and is not intended to be a complete investment program.

U.S. Mortgage Portfolio

The U.S. Mortgage Portfolio may be an appropriate investment for you if you:

    o   Are investing with long term goals

    o Want a professionally managed portfolio of mortgage-related securities, including those issued by the U.S. Government, its agencies or instrumentalities

    o Are willing to accept the risk that the value of your investment may decline as a result of interest rate movements in order to seek high current return

    o Are looking for an investment that provides income with minimal credit risk

High Income Portfolio

The High Income Portfolio may be an appropriate investment for you if you:

    o   Are looking for an investment that provides current income

    o Want a professionally managed and diversified portfolio without the administrative burdens of direct investments in fixed-income securities

    o Are willing to accept the risk of loss of income and principal caused by negative economic developments, changes in interest rates or adverse changes in the price of bonds in general

    o   Are willing to accept greater credit risk

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Global SmallCap Portfolio

The Global SmallCap Portfolio may be an appropriate investment for you if you:

    o   Are investing with long term goals

    o Want a professionally managed and diversified portfolio of global small cap investments

    o   Are looking for exposure to a variety of foreign markets

    o Are willing to accept the risks of small cap, emerging growth and foreign investing in order to seek long term growth of capital

    o   Are not looking for a significant amount of current income

Mid Cap Value Opportunities Portfolio

The Mid Cap Value Opportunities Portfolio may be an appropriate investment for you if you:

    o   Are investing to achieve long term goals

    o Want a professionally managed and diversified portfolio of equity securities issued by mid cap companies

    o Are willing to accept the risk that the value of your investment may decline in order to seek capital appreciation

    o   Are not looking for a significant amount of current income


Who may invest?

Shares of each Portfolio may be purchased only by or on behalf of separately managed account clients who have retained Merrill Lynch Investment Managers, L.P. or certain of its affiliates (individually or collectively referred to as "MLIM"), to manage their accounts pursuant to an investment management agreement with MLIM and/or a managed account program sponsor.


RISK/RETURN BAR CHART AND TABLE
--------------------------------------------------------------------------------

Since the Portfolios have not yet commenced operations, there is no current performance information for any Portfolio.


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UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees -- these fees include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses -- expenses that cover the costs of operating the Fund.

Management Fee -- a fee paid to the Manager for managing the Fund.

Distribution Fees -- fees used to support the Fund's marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees -- fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

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FEES AND EXPENSES
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The U.S. Mortgage Portfolio, the High Income Portfolio, the Global SmallCap
Portfolio and the Mid Cap Value Opportunities Portfolio each offer one class of shares. This table shows the different fees and expenses that you may pay if you buy and hold shares of a Portfolio. Future expenses may be greater or less than those indicated below.

                                                                                     U.S.                    Global    Mid Cap Value
     Shareholder Fees (fees paid directly from                                     Mortgage   High income   SmallCap   Opportunities
     your investment):                                                             Portfolio   Portfolio   Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
       Maximum Sales Charge (Load) imposed on purchases (as a percentage of
       offering price)                                                             None         None        None         None
------------------------------------------------------------------------------------------------------------------------------------
       Maximum Deferred Sales Charge (Load) (as a percentage of original
       purchase price or redemption proceeds, whichever is lower)                  None         None        None        None
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       Maximum Sales Charge (Load) imposed on Dividend Reinvestments               None         None        None        None
------------------------------------------------------------------------------------------------------------------------------------
       Redemption Fee                                                              None         None        None        None
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       Exchange Fee                                                                None         None        None        None
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     Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
------------------------------------------------------------------------------------------------------------------------------------
       Management Fee                                                              [0.__%]      [0.__%]     [0.__%]     [0.__%]
------------------------------------------------------------------------------------------------------------------------------------
       Distribution and/or Service (12b-1) Fees                                    0.00%        0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------
       Other Expenses (including transfer agency fees)(a)                          [0.__%]      [0.__%]     [0.__%]     [0.__%]
------------------------------------------------------------------------------------------------------------------------------------
       Total Annual Fund Operating Expenses                                        [0.__%]      [0.__%]     [0.__%]     [0.__%]
------------------------------------------------------------------------------------------------------------------------------------
       Net Expenses of the Fund(b)                                                 0.00%        0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------------------

(a) Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to each Portfolio.
(b) The Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of each Portfolio, except extraordinary expenses.

The table shows the net expenses of each Portfolio as 0%, reflecting the fact that the Manager is absorbing all expenses of operating each Portfolio, and is waiving or reimbursing any fees to each Portfolio. You should be aware, however, that each Portfolio is an investment option for certain "wrap-fee" program accounts or other separate accounts managed by MLIM for which it receives compensation pursuant to an investment management agreement. Wrap-fee program participants pay a "wrap" fee to the sponsor of the program which typically covers investment advice and transaction costs on trades executed with the sponsor or its affiliate. You should read carefully the wrap-fee or other program brochure provided to you by the sponsor or MLIM. The brochure is required to include information about the fees charged to you and, in the case of a wrap-fee program, the fees paid by the sponsor to MLIM. You pay no additional fees or expenses to purchase or redeem shares of each Portfolio.


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Examples:

These examples are intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Portfolio for the time periods indicated, that your investment has a 5% return each year, and that a Portfolio's operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 High Income          SmallCap           Mid Cap Value Opportunities
                                U.S. Mortgage Portfolio           Portfolio           Portfolio                   Portfolio
 -----------------------------------------------------------------------------------------------------------------------------------
           One Year(a)                    $ 0                        $ 0                 $ 0                         $ 0
 -----------------------------------------------------------------------------------------------------------------------------------
          Three Years(a)                  $ 0                        $ 0                 $ 0                         $ 0
 -----------------------------------------------------------------------------------------------------------------------------------

(a) The Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of each Portfolio, except extraordinary expenses. The examples show that the expense of investing in each Portfolio is $0, reflecting the fact that the Manager is absorbing all expenses of operating each Portfolio, and is waiving or reimbursing any fees to each Portfolio.


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Details About the Fund
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ABOUT THE MANAGER

Each Portfolio is managed by Fund Asset Management, L.P.
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ABOUT THE PORTFOLIO MANAGER OF THE U.S. MORTGAGE PORTFOLIO

U.S. Mortgage Portfolio is managed by an investment management team that consists of Frank Viola, Thomas Musmanno and Laura Powers.
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HOW THE U.S. MORTGAGE PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The U.S. Mortgage Portfolio's investment objective is to seek high current return.

Outlined below are the main strategies the U.S. Mortgage Portfolio uses in seeking to achieve its investment objective:

The U.S. Mortgage Portfolio invests primarily in mortgage-related securities. The securities in which the Portfolio may invest include U.S. Government securities and U.S. Government Agency securities, including Ginnie Mae mortgage-backed certificates and other mortgage-backed government securities, and mortgage-backed or mortgage-related securities issued by private issuers. Under normal circumstances, at least 80% of the Portfolio's assets will be invested in securities representing ownership interest in mortgage pools, or securities of issuers whose primary purpose is to facilitate the making of residential or commercial mortgages that are issued by issuers located in the United States. This policy is a non-fundamental policy of the Portfolio and may not be changed without 60 days prior notice to shareholders.

The Portfolio may invest in U.S. Government securities or securities issued by a bank or other financial institution. A significant portion of the Portfolio's assets will normally be invested in U.S. Government securities representing ownership interest in mortgage pools or U.S. Government and U.S. Government Agency securities of issuers whose primary purpose is to facilitate the making of residential or commercial mortgages. These securities may be issued or guaranteed by (i) the U.S. Government, (ii) various agencies of the U.S. Government and (iii) various instrumentalities that have been established or are sponsored by the U.S. Government. Some of these securities, including securities of Ginnie Mae and the Federal Housing Administration, are issued or guaranteed by the U.S. Government and are supported by the full faith and credit of the United States. Other securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States, and are not backed by the full faith and credit of the United States, but involve sponsorship or guarantees by government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Fannie Mae bonds. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Portfolio will invest in obligations issued by these instrumentalities only where the Fund is satisfied that the credit risk with respect to the issuers is minimal.

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The Portfolio has the authority to invest in all U.S. Government and U.S.
Government Agency securities, but it is anticipated that the Portfolio will invest primarily in U.S. Government securities representing ownership interest in mortgage pools. The Portfolio may invest in mortgage-backed certificates issued by Ginnie Mae. Ginnie Mae certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the certificate. The average life of Ginnie Mae certificates varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 30 years. The Portfolio may also invest in mortgage-backed securities issued by Fannie Mae and Freddie Mac. In selecting portfolio securities, Portfolio management will consider the relative yield of different types of U.S. Government and U.S. Government Agency securities and its assessment of future interest rate patterns.

The Portfolio is not limited as to the maturities of its portfolio investments and may take full advantage of the entire range of maturities offered by mortgage-backed and mortgage-related securities. Portfolio management may adjust the average maturity of the Portfolio's investments from time to time, depending on its assessment of the relative yields available on securities of different maturities and its assessment of future interest rate patterns. Thus, at various times the average maturity of the portfolio may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example).


--------------------------------------------------------------------------------
Short Sale -- a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of that security.
--------------------------------------------------------------------------------

Other Strategies. In addition to the main strategies discussed above, the U.S. Mortgage Portfolio may use certain other investment strategies:

The Portfolio may invest up to 5% of its assets in obligations issued or guaranteed by the International Bank for Reconstruction and Development, an international organization of which the United States is a member country.

The Portfolio may use derivatives for hedging purposes or to seek to enhance returns. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), or an index (such as the Standard & Poor's 500 Index). The derivatives that the Portfolio may use include but are not limited to futures contracts and options thereon, indexed and inverse floating rate securities, and interest rate swaps and credit default swaps. The hedging strategies are intended to reduce volatility in the net asset value of Portfolio shares.

The Portfolio may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Portfolio does not own declines in value. The Portfolio may also make short sales "against-the-box" without regard to this restriction. In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Portfolio will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. The Portfolio also may make short sales "against the box" without being subject to such limitations. In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Portfolio may invest uninvested cash balances in affiliated money market funds and may also lend its portfolio securities.


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Distressed Securities - securities that are subject to bankruptcy proceedings or are in default or at imminent risk of being in default.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ABOUT THE PORTFOLIO MANAGER OF THE HIGH INCOME PORTFOLIO

B. Daniel Evans is the portfolio manager of the High Income Portfolio.
--------------------------------------------------------------------------------


HOW THE HIGH INCOME PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The primary objective of the High Income Portfolio is to seek a high level of current income. The Portfolio also seeks growth of capital when consistent with its primary goal of current income.

Outlined below are the main strategies the High Income Portfolio uses in seeking to achieve its investment objectives.

The Portfolio invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. The Portfolio normally invests more than 90% of its assets in fixed-income securities.

Under normal circumstances, the Portfolio invests at least 80% of its assets in fixed-income securities rated below investment grade or in unrated securities that Portfolio management believes are of comparable quality. Fixed income securities rated below investment grade are those that are rated in the lower rating categories by at least one of the recognized rating agencies including Baa or lower by Moody's or BBB or lower by S&P or Fitch. This policy is a non-fundamental policy of the Portfolio and may not be changed without 60 days prior notice to shareholders.

Securities rated below Baa or BBB are commonly known as "junk bonds." The Portfolio may invest up to 100% of its assets in junk bonds, including up to 10% of its net assets in distressed securities. The Portfolio may invest in junk bonds of any duration or maturity. Junk bonds generally are less liquid and experience more price volatility than higher rated fixed-income securities. Issuers of junk bonds frequently have large amounts of outstanding debt relative to their assets and their outstanding equity, which means that issuers of junk bonds generally have more difficulty making payments in the event of adverse business circumstances than issuers of more highly rated fixed-income securities. Junk bonds are often unsecured and subordinate to an issuer's other debt, which means that in the event the issuer defaults, claims of other creditors may receive priority over the claims of holders of junk bonds. In such circumstances, there may be few or no assets available to repay holders of junk bonds. The Portfolio may suffer a significant loss of expected future income or a significant loss of principal if its holdings default.

The Portfolio may invest up to 30% of its net assets in fixed-income securities of issuers outside the United States. Portfolio management anticipates that the Portfolio's investments in foreign issuers will primarily be in issuers in Canada, Australia and the developed markets of Europe, although the Portfolio may also invest in issuers in emerging markets.

Other strategies. In addition to the main strategies discussed above, the High Income Portfolio may use certain other investment strategies.

Under unusual market or economic conditions, the Portfolio may, for temporary defensive purposes, invest up to 100% of its net assets in U.S. Government securities, certificates of deposit, bankers' acceptances, commercial paper rated in the highest rating category by a recognized rating service, money market funds, cash or other high quality fixed-income securities that are consistent with the Portfolio's objectives. The yield on such securities may be lower than the yield on lower-rated fixed-income securities. Temporary defensive positions may limit the potential for an increase in the value of your Portfolio's shares or for the Portfolio to achieve its investment objectives.


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The Portfolio may invest uninvested cash balances in affiliated money market funds and may lend its portfolio securities.

The Portfolio may also invest in repurchase agreements, when-issued and delayed-delivery securities, and forward commitments, and may enter into standby commitment agreements. The Portfolio may also invest up to 15% of its net assets in illiquid securities.

The Portfolio may make short sales of securities, either as a hedge against potential declines in value of a Portfolio security or to realize appreciation when a security that the Portfolio does not own declines in value. The Portfolio will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. The Portfolios may also make short sales "against the box" without limitation. In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Portfolio may invest in higher rated fixed-income securities if the risk of loss of income and principal to the Portfolio may be substantially reduced with only a small decrease in yield. The Portfolio may also invest up to 15% of its net assets in secondary market purchases of corporate loans. While the Portfolio does not intend to invest in common stock or other equity securities, other than preferred stocks and convertible securities, it may acquire and hold such securities in unit offerings with fixed-income securities or in connection with an amendment, waiver, or a conversion or exchange of fixed-income securities, or in connection with the bankruptcy or workout of a distressed fixed-income security, or upon the exercise of a right or warrant obtained on account of a fixed-income security.

The Portfolio may use derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps, both for hedging purposes, as well as to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the CSFB High Yield Index. The Portfolio may also invest in credit-linked notes, credit-linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities.


--------------------------------------------------------------------------------
ABOUT THE PORTFOLIO MANAGER OF THE GLOBAL SMALLCAP PORTFOLIO

The Global SmallCap Portfolio is managed by an investment team that consists of Kenneth L. Chiang, John Coyle, CFA and Murali Balaraman, CFA.
--------------------------------------------------------------------------------


HOW THE GLOBAL SMALLCAP PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The investment objective of the Global SmallCap Portfolio is to seek long-term growth of capital.

Outlined below are the main strategies the Global SmallCap Portfolio uses in seeking to achieve its investment objectives.

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of equity securities of smallcap issuers located in various foreign countries and in the United States. The Portfolio invests in a diversified portfolio primarily consisting of equity securities of smallcap issuers in various foreign countries and in the United States. Equity securities consist of:

    o   Common stock

    o   Preferred stock


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    o   Securities convertible into common stock

    o   Rights to subscribe for common stock

    o Derivative securities or instruments, such as options and futures, the value of which is based on a common stock or group of common stocks

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of smallcap issuers. This policy is a non-fundamental policy of the Portfolio and may not be changed without 60 days prior notice to shareholders. Because its strategy of investing in smallcap issuers is applied on a global basis, some of the smallcap issuers in which the Portfolio invests may rank among the largest companies in terms of market capitalization in certain countries. The Portfolio may also invest in emerging growth companies. The Portfolio will focus on investments in common stock.

The Portfolio may invest in equity securities of companies throughout the world. There are no limits on the geographic allocation of the Portfolio's investments. The Portfolio may also invest in companies in emerging markets such as those in Eastern Europe, Latin America and the Far East, and Portfolio management anticipates that a significant portion of the Portfolio's investments will be in companies in such developing countries. The Portfolio will, under normal conditions, have at least 66% of its total assets invested in securities from at least three different countries. The Portfolio may invest in securities denominated in currencies other than the U.S. dollar. The Portfolio's return on investments denominated in foreign currencies will be affected by changes in currency exchange rates.

Portfolio management chooses securities using a combination of "top down" and "bottom up" investment styles. "Top down" means that the Portfolio seeks to allocate its investments to markets that Portfolio management believes have the potential to outperform other markets due to economic factors, such as government fiscal policies and the direction of interest rate and currency movements. "Bottom up" means that the Portfolio also selects investments based on Portfolio management's assessment of the earning prospects of individual companies.

When assessing potential investments, Portfolio management seeks to identify companies in the relatively early states of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. The Portfolio also invests in securities of relatively more developed companies that Portfolio management believes will receive greater market recognition as well as in securities of mature companies that Portfolio management believes are relatively undervalued in the marketplace.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever Portfolio management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Global SmallCap Portfolio may use certain other investment strategies.

The Portfolio may also invest in equity securities of issuers that have larger individual market capitalizations and in debt securities, foreign sovereign debt obligations, U.S. Government obligations and short-term securities including money market securities or commercial paper. The Portfolio may invest in debt securities that are rated below investment grade, which are commonly known as "junk" bonds. When choosing debt securities, Portfolio management considers various factors including the credit quality of issuers and yield analysis.

The Portfolio may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Portfolio management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.


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The Portfolio may use derivatives to hedge its investment portfolio against market, interest rate and currency risks or to seek to enhance its return. The derivatives that the Portfolio may use include indexed and inverse securities, options, futures, swaps and forward foreign exchange transactions.

The Portfolio may invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an "indexed security"). For example, the Portfolio may invest in a security that pays a variable amount of interest or principal based on the current level of the French or Korean stock markets. The Portfolio may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or equity index.

The Portfolio may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Portfolio does not own declines in value. The Portfolio will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its total assets. The Portfolio may also make short sales "against-the-box" without regard to this restriction. In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Portfolio may borrow as a temporary measure for extraordinary or emergency purposes or to meet redemptions. For temporary defensive purposes, the Portfolio also may restrict the markets in which it invests and may increase the portion of assets invested in issuers with larger capitalizations and in debt securities. Although the Portfolio will make temporary defensive investments only to the extent that Portfolio management believes they present less risk than the Portfolio's usual investments, temporary defensive investments may limit the Portfolio's ability to achieve long-term growth of capital.

The Portfolio may also lend its portfolio securities and may invest uninvested cash balances in affiliated money market funds.


--------------------------------------------------------------------------------
ABOUT THE PORTFOLIO MANAGER OF THE MID CAP VALUE OPPORTUNITIES PORTFOLIO

R. Elise Baum is the portfolio manager of the Mid Cap Value Opportunities Portfolio.
--------------------------------------------------------------------------------


HOW THE MID CAP VALUE OPPORTUNITIES PORTFOLIO INVESTS
--------------------------------------------------------------------------------

The investment objective of the Mid Cap Value Opportunities Portfolio is to seek capital appreciation and, secondarily, income.

Outlined below are the main strategies the Mid Cap Value Opportunities Portfolio uses in seeking to achieve its investment objectives.

The Portfolio seeks to achieve its objective by investing primarily in equity securities that Portfolio management believes are undervalued and therefore represent an investment value. The Portfolio invests primarily in a diversified portfolio of equity securities. Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity securities of mid cap companies. This policy is a non-fundamental investment policy of the Portfolio and may not be changed without 60 days prior notice to shareholders.

In selecting securities, Portfolio management emphasizes common stock and, to a lesser extent, securities convertible into common stock, that it believes are undervalued. A company's stock is believed to be undervalued when the stock's current price is less than what Portfolio management believes a share of the company is worth. A company's worth can be assessed by several factors, such as financial resources, value of tangible and intangible assets, sales and earnings growth rates, return on capital, product


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development, quality of management, and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. Portfolio management may also determine that a company is undervalued if its stock price is down because of temporary factors from which Portfolio management believes the company will recover. Portfolio management seeks to invest in mid cap companies that:

    o are trading at the low end of their historical valuation ranges based on one or more measures, such as price/book value, or price/earnings, price/sales or price/cash flow ratios;

    o   have strong management;

    o have particular qualities that affect the outlook for that company such as strong research capabilities, new or unusual products or occupation of an attractive market niche; or

    o   have the potential to increase earnings over an extended period of time.

Portfolio management also considers other factors, including the level of competition in an industry or the extent of government regulation. The Portfolio may also purchase the stock of a company that has suffered a recent earnings decline if Portfolio management believes that the decline is temporary or cyclical and will not significantly affect the company's long-term growth prospects.

The Portfolio may sell a security if, for example, the stock price increases to the high end of its historical valuation range based on one or more measures, such as price/book value, or price/sales, price/earnings or price/cash flow ratios. Portfolio management may also sell a security if it determines that the issuer no longer meets the criteria it has established for the purchase of such securities, or if Portfolio management thinks there is a more attractive investment opportunity elsewhere.

The Portfolio may invest up to 30% of its total assets in the securities of foreign companies.

Other strategies. In addition to the main strategies discussed above, the Mid Cap Value Opportunities Portfolio may use certain other investment strategies.

Under normal circumstances, the Portfolio may invest up to 20% of its total assets in equity securities of large cap or smallcap companies, including emerging growth companies. The Portfolio may also invest in preferred stocks and non-convertible debt securities.

The Portfolio may use derivatives to increase returns or to hedge the portfolio against interest rate and currency risks. The derivatives that the Portfolio may use include indexed and inverse securities, options, futures and forward foreign exchange transactions.

As a temporary measure for defensive purposes, the Portfolio may invest without limit in short term investment grade debt securities, such as commercial paper or Treasury bill agreements. The Portfolio may also increase its investment in these securities when Portfolio management is unable to find enough attractive long term investments, to reduce exposure to long term investments when Portfolio management believes it is advisable to do so on a temporary basis, or to meet redemptions. Short term investments may, therefore, limit the potential for the Portfolio to achieve its investment objective.

The Portfolio may also engage in short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Portfolio does not own declines in value. The Portfolio will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its total assets. The Portfolio may also make short sales "against-the-box" without regard to this restriction. In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost.


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The Portfolio may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.


INVESTMENT RISKS
--------------------------------------------------------------------------------
This section contains a summary discussion of the general risks of investing in the Portfolios. As with any fund, there can be no guarantee that a Portfolio will meet its objective or that the Portfolio's performance will be positive for any period of time.

Set forth below are the main risks of investing in a Portfolio:

All Portfolios

Market Risk and Selection Risk -- Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that Portfolio management selects will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies.

U.S. Mortgage Portfolio

Mortgage-Backed Securities -- Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and the Portfolio has to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Most mortgage-backed securities are issued by Federal government agencies, such as Ginnie Mae, Freddie Mac or Fannie Mae. Principal and interest payments on mortgage-backed securities issued by Federal government agencies are guaranteed by either the Federal government or the government agency. Such securities have very little credit risk, but may be subject to substantial interest rate risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders (less servicing costs). CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only
(POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. If the Portfolio invests in CMO tranches issued by government agencies and interest rates move in a manner not anticipated by Portfolio management, it is possible that the Portfolio could lose all or substantially all of its investment.


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Prepayment Risk -- The risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Portfolio may be required to invest the proceeds in securities with lower yields.

Extension Risk -- The risk that certain obligations will be paid off more slowly by the obligor than anticipated causing the value of these securities to fall.

Call and Redemption Risk -- A bond's issuer may call a bond for redemption before it matures. If this happens to a bond the Portfolio holds, the Portfolio may lose income and may have to invest the proceeds in bonds with lower yields.

U.S. Mortgage Portfolio and High Income Portfolio

Interest Rate Risk -- Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Portfolio may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by Portfolio management.

Credit Risk -- Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. Changes in an issuer's credit rating, or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The High Income Portfolio invests in junk bonds, which are generally more exposed to credit risk than are investment grade securities.

High Income Portfolio

Junk Bonds -- Although junk bonds generally pay higher rates of interest than investment grade bonds, there is a greater risk of loss of income or principal. Junk bonds are high-risk investments that may cause losses in the Portfolio. The major risk of junk bond investments include:

    o Junk bonds may be issued by less creditworthy companies. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Prices of junk bonds are subject to extreme price fluctuations. Adverse changes to the issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

    o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Portfolio before it matures. If the issuer redeems junk bonds, the Portfolio may have to invest the proceeds in bonds with lower yields and may lose income.

    o Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Portfolio's securities than in the case with securities trading in a more liquid market.

    o The Portfolio may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.


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High Income Portfolio, Global SmallCap Portfolio and Mid Cap Value Opportunities
Portfolio

Foreign Securities Risk -- Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. In addition, such investments may involve risks not present in U.S. investments that can increase the chances that a Portfolio will lose money. In particular, a Portfolio is subject to the risk that, because there are generally fewer investors on foreign exchanges or in foreign markets, and a smaller number of shares traded each day, it may be more difficult for the Portfolio to buy and sell securities on those exchanges or in those markets. Also, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk -- The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices, impair a Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets or income back into the United States, or otherwise adversely affect the Portfolio's operations. Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.

Currency Risk -- Securities and other instruments in which a Portfolio invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates affect the value of the Portfolio's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards -- Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on material non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Portfolio management to completely and accurately determine a company's financial condition.

Certain Risks of Holding Portfolio Assets Outside the United States -- A Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit a Portfolio's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces


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the amount a Portfolio can earn on its investments and typically results in a higher operating expense ratio for the Portfolio as compared to funds that invest only in the United States.

Settlement Risk -- Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Global SmallCap Portfolio

Small cap and Emerging Growth Securities -- Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Portfolio's investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. In addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Emerging Market Risk -- The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few larger investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprises or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Mid Cap Value Opportunities Portfolio

Mid Cap Securities -- The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Value Investing Style Risk -- The Portfolio follows an investing style that favors value investments. Historically, value stocks have performed best during periods of economic recovery. Therefore, the value


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investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Portfolio may underperform other equity funds that use different investing styles.

Each Portfolio may also be subject to other risks associated with its investments and investment strategies, including:

All Portfolios

Borrowing and Leverage Risk -- The Portfolio may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Portfolio shares and in the return on the Portfolio's portfolio. Borrowing will cost the Portfolio interest expense and other fees. The costs of borrowing may reduce the Portfolio's return. Certain derivative securities that the Portfolio may buy or other techniques that the Portfolio may use may create leverage, including, but not limited to, when issued securities, forward commitments and futures contracts and options.

Securities Lending -- The Portfolio may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.

Short Sales -- Because making short sales in securities that it does not own exposes the Portfolio to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Portfolio makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. There can be no assurance that the Portfolio will be able to close out a short sale position at any particular time or at an acceptable price. Although the Portfolio's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Portfolio may also pay transaction costs and borrowing fees in connection with short sales.

When Issued Securities, Delayed Delivery Securities and Forward Commitments -- The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio both loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

Illiquid Securities -- The Portfolio may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If the Portfolio buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities -- Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that have not been registered under the applicable securities laws. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Portfolio may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Portfolio may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Portfolio management receives material nonpublic information about the issuer, the Portfolio will not be able to sell the securities.


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Repurchase Agreements; Purchase and Sale Contracts -- Each Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If a repurchase agreement or purchase and sale contract is not denominated in U.S. dollars, a Portfolio's return may be affected by currency fluctuations. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value declines, a Portfolio may lose money.

Derivatives -- Each Portfolio may use derivative instruments for hedging purposes or to seek to enhance returns. Derivatives allow a Portfolio to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

Derivatives are volatile and involve significant risks, including:

    o Credit risk -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

    o Leverage risk -- the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

    o Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

    o Currency risk -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Each Portfolio may use derivatives for hedging purposes, including anticipatory hedges, as well as to seek to enhance returns. Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with other Portfolio holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by a Portfolio or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Portfolio, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Portfolio's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. Each Portfolio is not required to use hedging and may choose not to do so.

Each Portfolio may invest in derivatives to seek to enhance returns. Such investments will expose a Portfolio to the risks outlined above to a greater extent than if the Portfolio used derivatives solely for hedging purposes. Use of derivatives to seek to enhance returns may be considered speculative.

U.S. Mortgage Portfolio and Global SmallCap Portfolio

Swap Agreements -- Swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

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U.S. Mortgage Portfolio, Global SmallCap Portfolio, and Mid Cap Value
Opportunities Portfolio

Rule 144A Securities -- Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

U.S. Mortgage Portfolio and High Income Portfolio

Indexed and Inverse Floating Rate Securities -- The Portfolio may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Portfolio may also invest in securities whose return is inversely related to changes in an interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when interest rates increase and increase when interest rates decrease. Investments in inverse floaters may subject the Portfolio to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Portfolio's investment. Indexed securities and inverse floaters are derivative securities and can be considered speculative. Indexed and inverse securities involve credit risk and certain indexed and inverse securities may involve currency risk, leverage risk and liquidity risk.

High Income Portfolio

Corporate Loans -- Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates or the prime rates of U.S. banks or the London Interbank Offered Rate ("LIBOR"). As a result, the value of corporate loan investments generally is less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. Because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Portfolio may experience difficulties from time to time in selling its corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Portfolio may not recover its investment or recovery may be delayed. By investing in a corporate loan, the Portfolio becomes a member of the syndicate.

The corporate loans in which the Portfolio invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower's obligations at the time of investment or at the time of default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Portfolio's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Distressed Securities -- The Portfolio may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, the Portfolio will invest in distressed securities when Portfolio management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Portfolio will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The Portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange may by subject to restrictions on resale.


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High Income Portfolio and Global SmallCap Portfolio

Sovereign Debt -- The Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject the Portfolio to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include: cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor bankruptcy proceedings through which all or part of the sovereign debt that a government entity has not repaid may be collected.

Standby Commitment Agreements -- Standby commitment agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Portfolio at the option of the issuer. Standby commitment agreements involve the risk that the security the Portfolio buys will lose value prior to its delivery to the Portfolio. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Global SmallCap Portfolio

Initial Public Offering Risk -- The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and the Portfolio may not be able to buy any shares at the offering price, or if its is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

Investments in Other Investment Companies -- The Portfolio may invest in other investment companies, including exchange traded funds. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Junk Bonds -- Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Portfolio management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Portfolio. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds may be subject to greater call and redemption risk than higher rated debt securities.


Global SmallCap Portfolio and Mid Cap Value Opportunities Portfolio

Convertible Securities -- Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer


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will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Debt Securities -- Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of the debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. These risks are generally greater for junk bonds.

Depositary Receipts -- The Portfolio may invest in securities of foreign issuers in the form of Depositary Receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued around the world) each evidence a similar ownership arrangement. The Portfolio may also invest in unsponsored Depositary Receipts. The issuers of such unsponsored Depositary Receipts are not obligated to disclose information that it, in the United States, considered material. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Indexed and Inverse Securities -- The Portfolio may invest in securities whose potential returns are directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. The Portfolio may also invest in securities whose return is inversely related to changes in an index ("inverse securities"). In general, the return on inverse securities will decrease when the underlying index goes up and increase when such index goes down. Certain indexed securities and inverse securities have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Portfolio's investment in such instruments may decline significantly in value if interest rates or equity index levels move in a way Portfolio management does not anticipate.

Mid Cap Value Opportunities Portfolio

Covered Call Options -- The Portfolio can sell covered call options which are options that give the purchaser the right to require the Portfolio to sell a security owned by the Portfolio to the purchaser at a specified price within a limited time period. The Portfolio will receive a premium (an up front payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Portfolio will partially offset any losses on the underlying security. By writing a covered call option, however, the Portfolio limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option.

Small cap and Emerging Growth Securities -- Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Portfolio's investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and less predictable price changes than securities of larger cap, more established companies. In


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addition, small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

Warrants -- A warrant gives the Portfolio the right to buy a stock. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. The Portfolio has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Portfolio can exercise it or sell it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.


STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
If you would like further information about the Fund, including how each Portfolio invests, please see the Statement of Additional Information.

For a discussion of the Fund's policies and procedures regarding the selective disclosure of each Portfolio's portfolio holdings, please see the Statement of Additional Information. The Fund makes the top ten holdings of each Portfolio available on a monthly basis on our web site at www.mutualfunds.ml.com generally within 12 business days after the end of the month to which the information applies.




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Your Account
--------------------------------------------------------------------------------

HOW TO BUY, SELL AND TRANSFER SHARES
--------------------------------------------------------------------------------

Purchases and Redemption of Shares

Shares of each Portfolio may be purchased and held only by or on behalf of separately managed account clients who have retained MLIM to manage their accounts pursuant to an investment management agreement with MLIM and/or a managed account program sponsor.

In most cases, purchase and redemption orders are made based on instructions from MLIM, in its capacity as investment adviser to the applicable managed account, to the broker-dealer who executes trades for the account. Purchase and redemption orders are processed at the net asset value next calculated after the broker-dealer receives the order on behalf of the account. Orders received by the broker-dealer prior to the close of the New York Stock Exchange on a business day will be processed at that day's net asset value, even if the order is received by the transfer agent after the Portfolio's net asset value has been calculated that day. Orders placed after the close of the New York Stock Exchange will be priced at the net asset value determined on the next business day. There are no minimum initial investment requirements. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. The Fund may reject an order to sell shares under certain circumstances.

The Fund reserves the right to redeem shares held by or on behalf of any shareholder who ceases to be an eligible investor as described above and each shareholder, by purchasing shares of a Portfolio, agrees to any such redemption.

The Fund currently does not offer exchange privileges.

Redemption proceeds will ordinarily remain in a shareholder's managed account and may be reinvested in shares of a Portfolio or other securities at the discretion of MLIM. Redemption proceeds will normally be wired to the managed account within one to three business days after the redemption request, but may take up to seven business days. Shareholders who are no longer eligible to invest in the Portfolios may elect to receive their redemption proceeds by check.

Redemptions of shares of a Portfolio may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for a Portfolio to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Commission for the protection of investors. Under these and other unusual circumstances, the Portfolio may delay redemption payments for more than seven days, as permitted by law.

The shares of the Portfolios are distributed by FAM Distributors, Inc., an affiliate of the Manager.

Short-Term Trading

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. Short term or excessive trading into and out of a Portfolio, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Portfolio. However, the Portfolios are designed for separately managed accounts that invest in individual securities


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and other investments in addition to shares of the Portfolios. Shares of the
Portfolios may appropriately be purchased or redeemed for these accounts on a frequent basis for rebalancing purposes or in order to invest new monies or accommodate reductions in account size. The Manager or MLIM submits all purchases and redemptions in connection with the Portfolios, including portfolio rebalancing, and shareholders cannot make such purchases or redemptions directly. [The Board of Trustees has evaluated the risks of market timing activities by a Portfolio's shareholders and has determined that due to the nature of the Portfolios and shareholders' limited ability to direct purchases or redemptions in connection with the Portfolios it is unlikely that (a) market timing would be attempted by a Portfolio's shareholders or (b) any attempts to market time a Portfolio by shareholders would result in negative impact to the Portfolio or its shareholders. As result, the Board of Trustees has not adopted specific policies and procedures to deter short term trading in the Fund.]

Anti-Money Laundering Requirements

Each Portfolio is subject to the USA Patriot Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Portfolio reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Portfolio to verify their identity. Each Portfolio also reserves the right to redeem any amounts in the Portfolio from persons whose identity it is unable to verify on a timely basis. It is each Portfolio's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.


--------------------------------------------------------------------------------
Net Asset Value -- the market value of the Portfolio's total assets after deducting liabilities, divided by the number of shares outstanding.
--------------------------------------------------------------------------------


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Portfolio calculates the net asset value of its shares (generally by using market quotations) each day the New York Stock Exchange is open, as of the close of business on the Exchange based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Portfolio may trade on weekends or other days when the Portfolio does not price its shares. As a result, the Portfolio's net asset value may change on days when you will not be able to purchase or redeem the Portfolio's shares.

Generally, trading in foreign securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the Exchange that may not be reflected in the computation of a Fund's net asset value. If market quotations are not readily available or, in the Manager's judgment, do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.


                             MANAGED ACCOUNT SERIES                           29
================================================================================

================================================================================
[GRAPHIC OMITTED] Your Account


A Portfolio generally values fixed income portfolio securities using market prices provided by an independent pricing service approved by the Fund's Board of Trustees. If market quotations are not readily available or, in the Manager's judgment, they do not accurately reflect fair value for a security, that security may be valued by another method that the Board of Trustees believes more accurately reflects the fair value. Fair value determinations may be made by the Fund's independent pricing service using a matrix pricing system or by the Valuation Committee after consideration of the material factors that may affect that value of a particular security.

The Board has adopted valuation procedures for the Portfolios and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the Manager that materially affect a Portfolio's net asset value are subject to review, approval or ratification, as appropriate, by the Board. In determining whether current market prices are readily available or reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by a Portfolio. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement) or events affecting securities markets generally (for example, market volatility or a natural disaster).

If, after the close of the principal market on which a security held by a Portfolio is traded and before the time as of which the Portfolio's net asset value is calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security. The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service approved by the Board of Trustees to take those factors into account.

A Portfolio's use of fair value pricing is designed to ensure that the Portfolio's net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Portfolio on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.




--------------------------------------------------------------------------------
Dividends -- ordinary income and capital gains paid to shareholders.

"BUYING A DIVIDEND"

If shares are purchased when a fund has realized but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
--------------------------------------------------------------------------------


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends from net investment income will be paid at least monthly by the U.S. Mortgage Portfolio and the High Income Portfolio and at least annually by the Global SmallCap Portfolio and the Mid Cap Value Opportunities Portfolio. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. Dividends, which will be paid in cash, will remain invested in a shareholder's managed account and may be reinvested in shares of a Portfolio or other securities at the discretion of MLIM. Each Portfolio may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Although this cannot be predicted with any certainty, the U.S. Mortgage Portfolio and the High Income Portfolio anticipate that the majority of their dividends, if any, will consist of ordinary income, although they may distribute capital gains as well. Although this cannot be predicted with any certainty, the Global SmallCap Portfolio and the Mid Cap Value Opportunities Portfolio anticipate that the majority of their dividends, if any, will consist of capital gains. Capital gains may be taxable to you at lower rates depending on how long the Portfolio held the assets sold.


                             MANAGED ACCOUNT SERIES                           30
================================================================================

================================================================================
[GRAPHIC OMITTED] Your Account


You will pay tax on dividends from a Portfolio whether you receive them in cash or additional shares. If you redeem Portfolio shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gain are eligible for taxation at a reduced rate that applies to individual shareholders. However, to the extent that a Portfolio's distributions are derived from non-qualifying dividends, income on debt securities and short-term capital gain, such distributions will generally not be eligible for taxation at the reduced rate.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, each Portfolio's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in a Portfolio. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Portfolio under all applicable tax laws.


ELECTRONIC DELIVERY
--------------------------------------------------------------------------------

Each Portfolio offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access the web site at http://www.icsdelivery.com/live/ and follow the instructions. When you visit the site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service.


                             MANAGED ACCOUNT SERIES                           31
================================================================================

================================================================================


--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

Management of the Fund
--------------------------------------------------------------------------------


FUND ASSET MANAGEMENT
--------------------------------------------------------------------------------

Fund Asset Management L.P., the Fund's Manager, manages the Fund's investments and its business operations under the overall supervision of the Fund's Board of Trustees. The Manager has the responsibility for making all investment decisions for the Portfolios. The Portfolios do not pay the Manager an advisory fee or any other fees for its services.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $[___] billion in investment company and other portfolio assets under management as of April 2005.

From time to time a manager, analyst, or other employee of the Manager or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Manager or any other person within the Merrill Lynch organization. Any such views are subject to change at any time based upon market or other conditions and the Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Portfolio Managers

U.S. Mortgage Portfolio

Frank Viola, Thomas Musmanno and Laura Powers are the co-portfolio managers of the Portfolio, and are jointly and primarily responsible for the day-to-day management of the Portfolio's portfolio and the selection of its investments. Each member of the management team has been a co-portfolio manager of the Portfolio since inception. Mr. Viola has been a Managing Director of MLIM since 2002, was a Director of MLIM from 2000 to 2002 and was a Vice President of MLIM from 1997 to 2000. He has been a portfolio manager in the fixed income management group with MLIM since 1997. Mr. Musmanno has been a Director of MLIM since 2004 and was a Vice President from 1996 to 2004. He has been the Derivatives and Structured Products Specialist with MLIM since 2000 and has been a portfolio manager in the fixed income management group with MLIM since 1996. Ms. Powers has been a Director of MLIM since 1998. Ms. Powers has been a portfolio manager with MLIM since 1992 and has been a member of the fixed income management group since 1990.

High Income Portfolio

B. Daniel Evans is the Portfolio's portfolio manager and is primarily responsible for the day-to-day management of the Portfolio's portfolio and the selection of its investments. Mr. Evans has been a Managing Director of MLIM since 2004, was a Director thereof from 2000 to 2004, and has been a portfolio manager with MLIM since 2001.


                             MANAGED ACCOUNT SERIES                           32
================================================================================

================================================================================
[GRAPHIC OMITTED] Management of the Fund


Global SmallCap Portfolio

The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selection and who are jointly and primarily responsible for the day-to-day management of the Portfolio. This team has managed the Portfolio since inception. The investment professionals who comprise the team are Kenneth L. Chiang, John Coyle, CFA and Murali Balaraman, CFA. Mr. Chiang has been Managing Director of MLIM since 2000 and was First Vice President from 1998 to 2000. Prior to joining MLIM, Mr. Chiang was managing partner of Samuel Asset Management from 1997 to 1998. Mr. Coyle is a Vice President of MLIM and served as an analyst on the Portfolio's management team from 2004 to 2005 as well as from 1998 to 2001. From 2001 until he rejoined MLIM in 2004, Mr. Coyle was a Managing Director and portfolio manager with Bear Stearns Asset Management. Mr. Balaraman is a Vice President of MLIM and served as an analyst on the Portfolio's management team from 1998 to 2005. Mr. Balaraman was a portfolio manager at Atlas Capital Management from 1997 to 1998 and was at the same time the Director of Investments for Samuel Asset Management from 1997 to 1998.

Mid Cap Value Opportunities Portfolio

R. Elise Baum is a Vice President and the portfolio manager of the Portfolio, and is primarily responsible for the day-to-day management of the Portfolio's portfolio and the selection of its investments. Ms. Baum has been a Managing Director of MLIM since 2000, was a First Vice President thereof from 1999 to 2000, and a Director thereof from 1997 to 1999. Ms. Baum has been the Portfolio's portfolio manager since inception.

For more information about the portfolio managers' compensation, other accounts they manage and their ownership of Portfolio shares, please see the Statement of Additional Information.

Conflicts of Interest

The investment activities of the Manager and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage each Portfolio and its shareholders. The Manager provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Portfolios. Merrill Lynch (including, for these purposes, the Manager, Merrill Lynch & Co., Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees), is a diversified global financial services firm involved with a broad spectrum of financial services and asset management activities, that may, for example, engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of the Portfolios. Merrill Lynch's trading activities are carried out without reference to positions held directly or indirectly by a Portfolio and may result in Merrill Lynch having positions that are adverse to those of a Portfolio. Merrill Lynch is not under any obligation to share any investment opportunity, idea or strategy with the Portfolios. As a result, Merrill Lynch may compete with each Portfolio for appropriate investment opportunities. In addition, each Portfolio may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships. Each Portfolio also may invest in securities of companies for which Merrill Lynch provides or may some day provide research coverage. Each Portfolio may also make brokerage and other payments to Merrill Lynch in connection with the Portfolio's investment transactions.

Under a securities lending program approved by the Fund's Board of Trustees, the Fund, on behalf of the Portfolios, has retained an affiliate of the Manager to serve as the securities lending agent for a Portfolio to the extent that the Portfolio engages in the securities lending program. For these services, the lending agent may receive a fee from the Portfolio, including a fee based on the returns earned on the Portfolio's investment of the cash received as collateral for the loaned securities. In addition, Merrill Lynch is among the entities to which the Portfolio may lend a its portfolio securities under the securities lending program.


                             MANAGED ACCOUNT SERIES                           33
================================================================================

================================================================================
[GRAPHIC OMITTED] Management of the Fund


The activities of the Manager and its affiliates may give rise to other conflicts of interest that could disadvantage each Portfolio and its shareholders. See the Statement of Additional Information for further information.


                             MANAGED ACCOUNT SERIES                           34
================================================================================

================================================================================
[GRAPHIC OMITTED] Management of the Fund

                                        ----------------------------------
                                                    POTENTIAL
                  ---------------------             INVESTORS              ------------------
                 |                        Open as account (two options)                      |
                 |                      ----------------------------------                   |
                 |                                                                           |
                 1                                                                           2
                 |                                                                           |
-------  FINANCIAL ADVISER ---------                                         -------- TRANSFER AGENT ----------
       or SECURITIES DEALER
                                                                               Financial Data Services, Inc.
Advises shareholders on their Fund
           Investments.
------------------------------------                                              ADMINISTRATIVE OFFICES
                 |                                                               4800 Deer Lake Drive East
                 |                                                           Jacksonville, Florida 32246-6484
                 |
                 |                                                                    MAILING ADDRESS
                 |                                                                    P.O. Box 45289
                 |                                                           Jacksonville, Florida 32232-5289
                 |
                 |                      ---------- DISTRIBUTOR -----------      Performs recordkeeping and
                 |                                                                 reporting services.
                 |                           FAM Distributors, Inc.          ----------------------------------
                 |                                P.O. Box 9081
                 |                      Princeton, New Jersey 08543-9081                      |
                 |                                                                            |
                  ---------------------   Arranges for the sale of Fund     ------------------
                                                     shares.
                                        ----------------------------------
                                                        |
                                                        |
                                                        |
                                                        |
------------- COUNSEL --------------                    |                    ------------ CUSTODIAN -----------
                                              ----------------------
      Shearman & Sterling LLP                       THE FUND                    [_________________________]
       599 Lexington Avenue                   The Board of Trustees
   New York, New York 10022-6069     --------  Oversees the Fund.  ---------    [_________________________]
                                              ----------------------         [________________________________]
Provides legal advice to the Fund.
                                                                                Holds the Fund's assets for
                                                                                       safekeeping.
------------------------------------                     |                   ----------------------------------
                                         /               |             \
                                       /                 |               \
                                     /                   |                 \
                                   /                     |                   \
                                 /                       |                     \
                               /                         |                       \
                             /                           |                         \
                           /                             |                           \
            INDEPENDENT
-------- REGISTERED PUBLIC ---------    ------ ACCOUNTING SERVICES -------   ------------ MANAGER -------------
          ACCOUNTING FIRM                           PROVIDER
                                                State Street Bank               Fund Asset Management, L.P.
                                                and Trust Company
  [_____________________________]                                                 ADMINISTRATIVE OFFICES
[_________________________________]            500 College Road East               800 Scudders Mill Road
  [_____________________________]           Princeton, New Jersey 08540         Plainsboro, New Jersey 08536

                                           Provides certain accounting                MAILING ADDRESS
          Audits the financial                Services to the Fund.                     P.O. Box 9011
         Statements of the Fund.                                             Princeton, New Jersey 08543-9011
------------------------------------
                                                                                     TELEPHONE NUMBER
                                        ----------------------------------            1-800-637-3863

                                                                               Manages the Fund's day-to-day
                                                                                        activities.
                                                                             ----------------------------------



                             MANAGED ACCOUNT SERIES                           35
================================================================================

[GRAPHIC OMITTED] For More Information


Shareholder Reports

Additional information about each Portfolio's investments is available in the Fund's Annual and Semi-Annual Reports. In the Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year. You may obtain these reports at no cost at www.mutualfunds.ml.com or by calling 1-800-637-3863.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your financial adviser or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial adviser or other financial intermediary, or call the Transfer Agent at 1-800-637-3863.

Statement of Additional Information

The Statement of Additional Information contains further information about the Fund. The portions of the Statement of Additional Information relating to the Fund are incorporated by reference into (legally considered part of) this Prospectus. The portions of the Statement of Additional Information that do not relate to the Fund are not incorporated by reference, are not part of this Prospectus, and should not be relied on by investors in the Fund. You may obtain a free copy at www.mutualfunds.ml.com or by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-637-3863.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

Investment Company Act file #[_______]
Code #[________]
(C)Fund Asset Management, L.P.

    Prospectus

    [___________], 2005


    Managed Account Series
    U.S. Mortgage Portfolio
    High Income Portfolio
    Global SmallCap Portfolio
    Cap Value Opportunities Portfolio

    This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                       STATEMENT OF ADDITIONAL INFORMATION

                             MANAGED ACCOUNT SERIES

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

This Statement of Additional Information of Managed Account Series (the "Fund") is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated __________, 2005, which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling 1-800-637-3863 or by writing to the Fund at the above address. The Fund's Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information has been incorporated by reference into the Fund's Prospectus.


                     FUND ASSET MANAGEMENT, L.P. -- MANAGER

                      FAM DISTRIBUTORS, INC. -- DISTRIBUTOR



     The date of this Statement of Additional Information is ________, 2005.

                                Table of Contents



Part I

Investment Objectives and Policies                                         I-1

Investment Restrictions                                                    I-5

Information on Trustees and Officers                                       I-7

Management and Advisory Arrangements                                       I-10

Information on Sales Charges and Distribution Related Expenses             I-13

Computation of Offering Price                                              I-14

Portfolio Transactions and Brokerage                                       I-14

Fund Performance                                                           I-14

Additional Information                                                     I-14

Part II

Investment Risks and Considerations                                        II-1

Management and Other Service Arrangements                                  II-33

Purchase of Shares                                                         II-39

Redemption of Shares                                                       II-39

Pricing of Shares                                                          II-40

Portfolio Transactions and Brokerage                                       II-41

Dividends and Taxes                                                        II-44

Performance Data                                                           II-47

Proxy Voting Policies and Procedures                                       II-48

General Information                                                        II-51

Appendix A                                                                 A-1

================================================================================


                PART I: INFORMATION ABOUT MANAGED ACCOUNT SERIES

Part I of this Statement of Additional Information sets forth information about Managed Account Series, which is comprised of four series: the U.S. Mortgage Portfolio ("U.S. Mortgage Portfolio"), the High Income Portfolio ("High Income Portfolio"), the Global SmallCap Portfolio ("Global SmallCap Portfolio"), and the Mid Cap Value Opportunities Portfolio ("Mid Cap Value Opportunities Portfolio") (each, a "Portfolio" and, collectively, the "Portfolios"). It includes information about the Fund's Board of Trustees, the advisory services provided to the Portfolios, and information about any fees paid by and other services provided to the Portfolios. This Part I should be read in conjunction with the Fund's Prospectus and Part II of this Statement of Additional Information.

I.       Investment Objectives and Policies

U.S. Mortgage Portfolio

The U.S. Mortgage Portfolio's investment objective is to seek high current return. This investment objective is a fundamental policy of the Portfolio and may not be changed without approval of a majority of the Portfolio's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). There can be no assurance that the objectives of the Portfolio can be achieved. The Portfolio is classified as a diversified fund under the Investment Company Act.

The Portfolio invests primarily in mortgage-backed and other mortgage-related securities. The securities and other instruments in which the Portfolio may invest include securities issued or guaranteed by the U.S. Government ("U.S. Government securities") and by various agencies of the U.S. Government and by various instrumentalities that have been established or sponsored by the U.S. Government ("U.S. Government Agency securities"), including Government National Mortgage Association ("GNMA") mortgage-backed certificates and other mortgage-backed government securities and mortgage-backed or mortgage-related securities issued by private issuers. Under normal circumstances, at least 80% of the Portfolio's net assets will consist of securities representing ownership interests in mortgage pools, or securities of issuers whose primary purpose is to facilitate the making of residential or commercial mortgages (together, "mortgage securities") that are issued by issuers located in the United States. For this purpose, net assets include any borrowings for investment purposes. Determinations as to the types of securities held by the Portfolio will be made by Fund Asset Management, L.P. ("FAM" or the "Manager"). The Manager's decisions will be based on, among other factors, the relative yields of the various types of securities, its assessment of future interest rate patterns and the desirability of holding securities on which it may write covered options, as described below.

The portfolio securities in which the Portfolio may invest are U.S. Government securities, U.S. Government Agency securities, and securities issued by banks or other financial institutions. Certain of these obligations, including U.S. Treasury bills, notes and bonds and securities of GNMA and the Federal Housing Administration ("FHA"), are issued or guaranteed by the U.S. Government and/or supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises and are not backed by the full faith and credit of the United States. These obligations include securities that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("FNMA") bonds. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Portfolio will invest in obligations issued by these instrumentalities where the Portfolio is satisfied that the credit risk with respect to the issuers is minimal. In addition, the Portfolio may invest up to 5% of its assets in obligations issued or guaranteed by the International Bank for Reconstruction and Development, an international organization of which the United States is a member country. The Portfolio may also invest in securities issued by banks and other financial institutions. These securities are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises.

The Portfolio is not limited as to the maturities of its portfolio investments and may take full advantage of the entire range of maturities offered by mortgage-backed and mortgage-related securities. The Manager may adjust the average maturity of the Portfolio's investments from time to time, depending on its assessment of the relative yields available on securities of different maturities and its assessment of future interest rate patterns. Thus, at various

================================================================================


times the average maturity of the Portfolio's investments may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example).

High Income Portfolio

The High Income Portfolio's primary objective is to provide shareholders with a high level of current income. As a secondary objective, the Portfolio seeks growth of capital when consistent with its primary objective. These investment objectives are fundamental policies of the Portfolio and may not be changed without approval of a majority of the Portfolio's outstanding voting securities of the Portfolio as defined in the Investment Company Act.

The Portfolio seeks to achieve its objectives by investing in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Portfolio invests at least 90% of its assets in fixed-income securities. There can be no assurance that the objectives of the Portfolio can be achieved. The Portfolio is classified as diversified under the Investment Company Act.

The securities in the Portfolio will be varied from time to time depending upon the judgment of Portfolio management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. The Portfolio does not intend to invest in common stocks, rights or other equity securities, but the Portfolio may acquire or hold such securities when such securities are acquired in unit offerings with fixed-income securities or in connection with an amendment, waiver, or conversion or exchange of fixed-income securities, or in connection with the bankruptcy or workout of a distressed fixed-income security, or upon the exercise of a right or warrant obtained on account of a fixed-income security.

Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities that are rated in the lower rating categories by at least one of the recognized rating agencies (including Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch") or in unrated securities of comparable quality. For this purpose, net assets include any borrowings for investment purposes. Securities rated below Baa by Moody's or below BBB by S&P or Fitch, and unrated securities of comparable quality, are commonly known as "junk bonds." Junk bonds may constitute as much as 100% of the Portfolio's investments. Although junk bonds can be expected to provide higher yields, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. Because investment in junk bonds entails relatively greater risk of loss of income or principal, an investment in the Portfolio may not constitute a complete investment program and may not be appropriate for all investors. Purchasers should carefully assess the risks associated with an investment in this Portfolio.

Selection and supervision by the management of the Portfolio's investments involve continuous analysis of individual issuers, general business conditions and other factors that may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. FAM's analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated change in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While the Manager considers as one factor in its credit analysis the ratings assigned by the rating agencies, the Manager performs its own independent credit analysis of issuers and consequently, the Portfolio may invest, without limit, in unrated securities. As a result, the Portfolio's ability to achieve its investment objectives may depend to a greater extent on the Manager's own credit analysis than mutual funds that invest in higher-rated securities. Although the Portfolio will invest primarily in lower-rated securities, other than with respect to distressed securities, it will not invest in securities rated at the time of purchase in the lowest rating categories by each of the recognized rating agencies (including Ca or below for Moody's and CC or below for S&P or Fitch) unless the Manager believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. Securities that are subsequently downgraded to the lowest rating

================================================================================

categories may continue to be held and will be sold only if, in the judgment of the Manager, it is advantageous to do so.

The Portfolio may invest up to 15% of its net assets in secondary market purchases of loans extended to corporate borrowers by commercial banks and other financial institutions ("Corporate Loans"). As in the case of junk bonds, the Corporate Loans in which the Portfolio may invest may be rated in the lower rating categories of the recognized rating agencies (including Baa or lower by Moody's and BBB or lower by S&P or Fitch), or may be unrated investments of comparable quality. As in the case of junk bonds, such Corporate Loans can be expected to provide higher yields than higher-rated fixed-income securities but may be subject to greater risk of loss of principal and income. The Portfolio may also from time to time invest up to 10% of its net assets in securities that are the subject of bankruptcy proceedings or otherwise in default or in imminent risk of being in default.

When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Portfolio may purchase higher-rated securities if the Manager believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield. In addition, under unusual market or economic conditions, the Portfolio, for temporary defensive or other purposes, may invest up to 100% of its assets in securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by an established rating agency, or other fixed-income securities deemed by the Manager to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

Investments in high yield debt instruments, including high yield bonds, Corporate Loans or other privately placed securities, may result in the Portfolio receiving material nonpublic information ("inside information") concerning the borrower or issuer. Accordingly, the Portfolio has established certain procedures reasonably designed to prevent the unauthorized access, dissemination or use of such inside information. Receipt of inside information concerning a borrower or issuer may, under certain circumstances, prohibit the Portfolio or other funds or accounts managed by the same portfolio managers, from trading in the public securities of the borrower or issuer. Conversely, the portfolio managers for the Portfolio may, under certain circumstances, decline to receive inside information made available by the borrower or issuer in order to allow the Portfolio or other funds or accounts managed by the same portfolio managers to continue to trade in the public securities of such borrower or issuer.

Global SmallCap Portfolio

The Global SmallCap Portfolio's investment objective is to seek long-term growth of capital. This objective is a fundamental policy of the Portfolio and may not be changed without approval of a majority of the Portfolio's outstanding voting securities, as defined in the Investment Company Act.

The Portfolio invests primarily in a portfolio of equity securities of small cap issuers located in various foreign countries and in the United States. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of small cap issuers, as defined in the Prospectus. For this purpose, net assets include any borrowings for investment purposes. There can be no assurance that the objectives of the Portfolio can be achieved. The Portfolio is classified as diversified under the Investment Company Act.

The Portfolio emphasizes equity securities, primarily common stock and, to a lesser extent, securities convertible into common stock, preferred stock, rights to subscribe for common stock and other securities or instruments the return on which is determined by the performance of a common stock or a basket or index of common stocks (collectively "equity securities"). FAM believes that the equity securities of specific small cap issuers may present different opportunities for long term capital appreciation during varying portions of economic or securities market cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles. However, investments in small cap issuers may involve greater risks. The Portfolio may invest in securities of small cap issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position; in securities of relatively more developed companies that the Manager believes will experience above-average earnings growth or will receive greater market

================================================================================


recognition; and, in securities of mature companies that the Manager believes to be relatively undervalued in the marketplace. The Portfolio's investment policy is further based on the belief that investment opportunities change rapidly, not only from company to company and from industry to industry, but also from one national economy to another. Accordingly, the Portfolio will invest in a global portfolio of equity securities of small cap issuers located throughout the world. However, investments in foreign markets may involve greater risks.

Under normal conditions, at least 66% of the Portfolio's total assets will be invested in the securities of issuers from at least three different countries. There are no prescribed limits on the geographic allocation of the Portfolio's investments. However, for the reasons stated below, the Manager will give special attention to investment opportunities in the developing countries of the world, including, but not limited to, Eastern Europe, Latin America and the Far East. It is presently anticipated that a significant portion of the Portfolio's assets may be invested in such developing countries.

The allocation of the Portfolio's assets among the various foreign securities markets will be determined by the Manager based primarily on an assessment of the relative condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors.

A significant portion of the Portfolio's assets may be invested in developing countries. This allocation of the Portfolio's assets reflects the belief that attractive investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain developing countries with smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain of such countries, particularly so-called "emerging" countries that are developing more market-oriented economies, may experience relatively high rates of economic growth.

In accordance with the foregoing, the Portfolio may purchase securities issued by U.S. or foreign corporations or financial institutions. The Portfolio also may purchase securities issued or guaranteed by the U.S. Government or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities") or issued or guaranteed by international organizations designated or supported by multiple governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies ("supranational entities").

As a result of its global investment focus, the Portfolio may invest in securities denominated in any currency or multinational currency unit. The Portfolio may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Portfolio may invest in a British pound sterling-denominated security issued by a U.S. corporation. Such investments involve risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

While the Portfolio intends to invest primarily in equity securities of domestic and foreign small cap issuers, the Portfolio also may invest in debt securities, including high yield/high risk securities, foreign sovereign debt obligations, U.S. Government obligations and short-term securities including money market securities or commercial paper. The Portfolio has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness.

The Portfolio reserves the right, as a temporary defensive measure, and without limitation, to hold in excess of 35% of its total assets in cash or cash equivalents in U.S. dollars or foreign currencies and investment grade, short-term securities including money market securities denominated in U.S. dollars or foreign currencies. Under certain adverse investment conditions, the Portfolio may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in these investments. Investments made for defensive purposes will be maintained only during periods in which the Manager determines that economic or financial conditions are adverse for holding or being fully invested in equity securities. A portion of the Portfolio normally would be held in temporary investments in anticipation of investment in equity securities or to provide for possible redemptions.

================================================================================


Mid Cap Value Opportunities Portfolio

The Mid Cap Value Opportunities Portfolio's investment objective is to seek capital appreciation and, secondarily, income. This investment objective is a fundamental policy of the Portfolio and may not be changed without approval of a majority of the Portfolio's outstanding voting securities, as defined in the Investment Company Act. There can be no assurance that the objectives of the Portfolio will be achieved. The Portfolio is classified as diversified under the Investment Company Act.

The Mid Cap Value Opportunities Portfolio invests primarily in equity securities that Portfolio management believes are undervalued and therefore represent an investment value. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid cap companies. For this purpose, net assets include any borrowings for investment purposes. The Portfolio purchases securities that Portfolio management believes have long term potential to grow in size or to become more profitable or that the stock market may value more highly in the future. The Manager places particular emphasis on stocks trading at the low end of one or more historical valuation measures, such as price/book value, or price/sales, price/earnings or price/cash flow ratios. Such companies also may have particular qualities that affect the outlook for such companies, including an attractive market niche. The Portfolio purchases primarily common stocks of U.S. companies in trying to meet its objective. The Portfolio may also invest in securities issued by foreign companies and in securities denominated in currencies other than the U.S. dollar. The Portfolio may invest up to 30% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

A company's stock is believed to be undervalued when the stock's current price is less than what Portfolio management believes a share of the company is worth. A company's worth can be assessed by several factors, such as financial resources, value of tangible and intangible assets, sales and earnings growth rates, return on capital, product development, quality of management, and overall business prospects. A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. Portfolio management may also determine that a company is undervalued if its stock price is down because of temporary factors from which Portfolio management believes the company will recover.

The Portfolio may also invest up to 20% of its assets in equity securities of large cap or small cap companies, including emerging growth companies when such companies are expected to provide a higher total return than other equity investments. Such emerging growth companies are characterized by rapid historical growth rates, above-average returns on equity or special investment value in terms of their products or services, research capabilities or other unique attributes. The Manager will seek to identify small and emerging growth companies that possess superior management, marketing ability, research and product development skills and sound balance sheets.

Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stock. The Portfolio also may invest in preferred stock and non-convertible debt securities.

For temporary or defensive purposes or in anticipation of redemptions, the Portfolio is authorized to invest up to 100% of its assets in money market instruments (short term, high quality debt instruments), including obligations of or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized rating agency or other fixed income securities deemed by the Manager to be consistent with the objectives of the Portfolio, or the Portfolio may hold its assets in cash.

II.      Investment Restrictions

The Fund, on behalf of each Portfolio, has adopted restrictions and policies relating to the investment of the Fund's assets and its activities. Certain of the restrictions are fundamental policies of a Portfolio and may not be changed without the approval of the holders of a majority of that Portfolio's outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund, on behalf of each Portfolio, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

================================================================================


Set forth below are the fundamental and non-fundamental investment restrictions of each Portfolio. Unless otherwise provided, all references below to the assets of a Portfolio are in terms of the current market value.

Under the fundamental investment restrictions, no Portfolio may:

(1) Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.

(2) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, or in the case of Global SmallCap Portfolio, real estate mortgage loans, except that, to the extent permitted by applicable law, each Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(5) Make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements, purchase and sale contracts or any similar instruments shall not be deemed to be the making of a loan; (ii) that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Registration Statement, as it may be amended from time to time; and (iii) as may otherwise be permitted by an exemptive order issued to the Fund by the Securities and Exchange Commission.

(6) Issue senior securities to the extent such issuance would violate applicable law.

(7) Borrow money, except that (i) each Portfolio may borrow in amounts up to 33?% of its total assets (including the amount borrowed), (ii) each Portfolio may borrow up to an additional 5% of its total assets for temporary purposes,
(iii) each Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) each Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by a Portfolio's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers except insofar as a Portfolio technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Under the non-fundamental investment restrictions, no Portfolio may:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by the Prospectus and Statement of Additional Information and by applicable law.

================================================================================


(c) Invest in securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets taken at market value would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Fund has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act, which are restricted securities that can be sold to qualified institutional buyers, but not to the general public (each a "Rule 144A Security"), determined to be liquid by the Fund's Board of Trustees are not subject to the limitations set forth in this investment restriction.

(d) With respect to each Portfolio, notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that each Portfolio (i) may borrow as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33? % (taken at market value) of its total assets and pledge its assets to secure such borrowing, (ii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iii) may purchase securities on margin to the extent permitted by applicable law. The deposit or payment by a Portfolio of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging a Portfolio, as applicable. Such leveraging or borrowing increases the exposure of a Portfolio to capital risk and borrowed funds are subject to interest costs which will reduce net income. Each Portfolio will not purchase securities while borrowing exceeds 5% of its total assets except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlement of other securities transactions.

(e) With respect to U.S. Mortgage Portfolio, change its policy of investing under normal circumstances at least 80% of its assets in securities representing an ownership interest in mortgage pools, or securities of issuers whose primary purpose is to facilitate the making of residential or commercial mortgages that are issued by issuers located in the United States without providing shareholders with at least 60 days' prior written notice of such change. With respect to High Income Portfolio, change its policy of investing under normal circumstances at least 80% of its assets in fixed-income securities rated below investment grade or in unrated securities that Portfolio management believes are of comparable quality without providing shareholders with at least 60 days' prior written notice of such change. With respect to Global SmallCap Portfolio, change its policy of investing under normal circumstances at least 80% of its assets in equity securities of smallcap issuers (as defined the Prospectus) or in unrated securities that Portfolio management believes are of comparable quality without providing shareholders with at least 60 days' prior written notice of such change. With respect to Mid Cap Value Opportunities Portfolio, change its policy of investing under normal circumstances at least 80% of its assets in equity securities of mid cap companies (as defined in the Prospectus) without providing shareholders with at least 60 days' prior written notice of such change.

Except with respect to restriction (7), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (2), each Portfolio uses the classifications and sub-classifications of Morgan Stanley Capital International as a guide to identify industries.

III.     Information on Trustees and Officers

The Board of Trustees of the Fund consists of [______] individuals, [_______] of whom are not "interested persons" of the Fund as defined in the Investment Company Act (the "non-interested Trustees"). The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

Each non-interested Trustee is a member of the Fund's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Fund's independent accountants, including the resolution of disagreements regarding financial reporting between Fund management and such independent accountants. The Audit Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Fund; (ii) discuss with the independent accountants certain matters relating to the Fund's financial statements, including any adjustment to such financial statements recommended by

================================================================================


such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund's independent accountants and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Fund's accounting and financial reporting policies and practices and internal controls and Fund management's responses thereto. The Board of the Fund has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties.

Each non-interested Trustee is also a member of the Board's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Trustees of the Fund and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Fund's non-interested Trustees, the Nominating Committee may consider nominations for the office of Trustees made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Fund that include biographical information and set forth the qualifications of the proposed nominee.

    Biographical Information

Certain biographical and other information relating to the non-interested Trustees of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by FAM, Merrill Lynch Investment Managers, L.P. and their affiliates ("MLIM/FAM-advised funds") and other public directorships.


                                                                                                         Number of
                                                      Term of                                            MLIM/FAM-
                                  Position(s)       Office** and                                          Advised
          Name, Address*          Held with          Length of         Principal Occupation During         Funds          Public
       and Age of Director         the Fund         Time Served              Past Five Years              Overseen     Directorships
       -------------------         --------         -----------              ---------------              --------     -------------



              [INFORMATION TO BE PROVIDED BY SUBSEQUENT AMENDMENT]

----------
* The address of each non-interested Trustee is P.O. Box 9095, Princeton, New Jersey 08543-9095.

** Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Fund's by-laws, or charter or by statute.

*** Chairman of the Board and Audit Committee.

Certain biographical and other information about the Trustee who is an officer and an "interested person" of the Fund as defined in the Investment Company Act (the "interested Trustee") and the other officers of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, length of time served, the total number of portfolios overseen in the complex of MLIM/FAM-advised funds and public directorships held.


                                                                                                         Number of
                                                      Term of                                            MLIM/FAM-
                                  Position(s)       Office** and                                          Advised
       Name, Address* and         Held with          Length of         Principal Occupation During         Funds          Public
               Age                 the Fund         Time Served              Past Five Years              Overseen     Directorships
       -------------------         --------         -----------              ---------------              --------     -------------



================================================================================


               [INFORMATION TO BE PROVIDED BY SUBSEQUENT AMENDMENT]

[GRAPHIC OMITTED]


----------

* Unless otherwise indicated, the address for each officer listed is P.O. Box 9011, Princeton, New Jersey 08543-9011.

** Each officer is elected by and serves at the pleasure of the Board of Trustees of the Fund.

    Share Ownership

Information relating to each Trustee's share ownership in the Fund and in all registered funds in the MLIM/FAM-advised funds that are overseen by the respective Trustees ("Supervised Funds") as of [________] is set forth in the chart below.

                              Aggregate Dollar Range                     Aggregate Dollar Range of Securities
     Name                      of Equity in the Fund                             in Supervised Funds
     ----                      ---------------------                             -------------------



               [INFORMATION TO BE PROVIDED BY SUBSEQUENT AMENDMENT]


----------

As of [________], the Trustees and officers of the Fund as a group owned an aggregate of less than 1% of the outstanding shares of the Fund. As of [_________], none of the non-interested Trustees of the Fund or their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. ("ML & Co.").

    Compensation of Trustees

The Fund expects to pay each non-interested Trustee for service on the Board and the Audit Committee a combined fee of $[_____] plus a fee of $[____] for each in-person Board meeting attended and $[____] per in-person Audit Committee meeting attended. The Fund expects to pay the Chairman of the Audit Committee an additional fee of $[_____] per year. The Fund also expects to pay each non-interested Trustee's actual expenses relating to attendance at Board, Audit Committee and any Nominating Committee meetings.

The following table shows the aggregate compensation the Fund expects to pay to the non-interested Trustees for the Fund's first full fiscal year and the aggregate compensation paid to them by all MLIM/FAM-advised funds for the calendar year ended December 31, 2004:

================================================================================


                                                                                                          Aggregate
                                                                                                        Compensation
                                                                       Pension or                         From Fund
                                                                  Retirement Benefits                     and Other
                                       Compensation From           Accrued as Part of                     MLIM/FAM-
               Name                          Fund                     Fund Expense                     Advised Funds**
               ----                          ----                     ------------                     ---------------
          [___________________]        $    [____]                        None                         $  [_______]
          [___________________]        $    [____]                        None                         $  [_______]
          [___________________]        $    [____]                        None                         $  [_______]
          [___________________]        $    [____]                        None                         $  [_______]
          [___________________]        $    [____]                        None                         $  [_______]
          [___________________]        $    [____]                        None                         $  [_______]
          [___________________]        $    [____]                        None                         $  [_______]
          [___________________]        $    [____]                        None                         $  [_______]


----------

IV.      Management and Advisory Arrangements

The Fund, on behalf of each Portfolio, has entered into a management agreement with FAM (the "Management Agreement") pursuant to which the Manager manages each Portfolio's investments and its business operations under the overall supervision of the Fund's Board of Trustees. The Manager has the responsibility for making all investment decisions for each of the Portfolios.

Under the terms of the Management Agreement, the Manager is entitled to an annual advisory fee rate in the amount of [____]% of each Portfolio's average daily net assets. However, the Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of each Portfolio, except extraordinary expenses. Although the Portfolios do not compensate the Manager directly for its services under the Management Agreement, the Manager may benefit from the fees charged to separately managed account clients who have retained an affiliate of the Manager to manage their accounts pursuant to an investment management agreement with such affiliate and/or a managed account program sponsor. FAM is responsible for paying expenses it incurs in providing advisory services to the Portfolios.

[DESCRIPTION OF MATTERS CONSIDERED BY THE BOARD IN APPROVING THE AGREEMENT TO BE PROVIDED BY SUBSEQUENT AMENDMENT]



    Portfolio Manager Disclosure

The portfolio managers of the U.S. Mortgage Portfolio are Frank Viola, Thomas Musmanno and Laura Powers. B. Daniel Evans is the portfolio manager of the High Income Portfolio. The Global SmallCap Portfolio is managed by a team that consists of Kenneth L. Chiang, John Coyle and Murali Balaraman. R. Elise Baum is the portfolio manager of the Mid Cap Value Opportunities Portfolio.

    Other Portfolios and Accounts Managed

The following table sets forth information about funds and accounts other than the Portfolios of the Fund for which the Fund's portfolio managers are primarily responsible for the day-to-day portfolio management as of [______________].

                                     Registered                   Other Pooled
Portfolio Manager                Investment Company            Investment Vehicles              Other Accounts
-------------------          --------------------------    ---------------------------    -------------------------

                                      I-10


================================================================================


                                Number of      Total         Number of       Total        Numbers of      Total
                                accounts       assets         account        assets        accounts       assets
                             --------------   ---------    -------------------------------------------   ---------

B. Daniel Evans                 [________]    [________]    [________]     [________]     [________]     [________]
Kenneth L. Chiang               [________]    [________]    [________]     [________]     [________]     [________]
John Coyle                      [________]    [________]    [________]     [________]     [________]     [________]
Frank Viola                     [________]    [________]    [________]     [________]     [________]     [________]
Thomas Musmanno                 [________]    [________]    [________]     [________]     [________]     [________]
Laura Powers                    [________]    [________]    [________]     [________]     [________]     [________]
Murali Balaraman                [________]    [________]    [________]     [________]     [________]     [________]
R. Elise Baum                   [________]    [________]    [________]     [________]     [________]     [________]


    Portfolio Manager Compensation Overview

The portfolio manager compensation program of Merrill Lynch Investment Managers, L.P. and its affiliates (individually or collectively referred to as "MLIM") is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

    Compensation Program

The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

    Base Salary

Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

    Performance-Based Compensation

MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

MLIM's formulaic portfolio manager compensation program includes: investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager's tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

    Cash Bonus

================================================================================


Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

    Stock Bonus

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of Merrill Lynch & Co., Inc. (the "Company"). Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Company's shareholders and encourages a balance between short-term goals and long-term strategic objectives.

Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. Portfolio managers therefore have a direct incentive to protect the Company's reputation for integrity.

    Other Compensation Programs

Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of MLIM mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of MLIM products and promotes continuity of successful portfolio management teams.

    Other Benefits

Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.


    Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when the portfolio managers have day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for a Portfolio and also for other clients advised by MLIM and its affiliates, including other client accounts managed by a Portfolio's portfolio managers. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of MLIM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of MLIM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by MLIM to be equitable to each. MLIM will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of MLIM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

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To the extent that a Portfolio's portfolio managers have responsibilities for managing accounts in addition to the respective Portfolio, each portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i) MLIM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a portfolio manager team owns an interest in one fund or account he or she manages and not another.

    Fund Ownership

The following table sets forth the dollar range of equity securities of a Portfolio beneficially owned by the portfolio managers of such Portfolio as of [______________].

              Portfolio Manager                  Dollar Range
              -----------------                  ------------

              B.  Daniel Evans               $[_________________]

              Kenneth L. Chiang              $[_________________]

              John Coyle                     $[_________________]

              Frank Viola                    $[_________________]

              Thomas Musmanno                $[_________________]

              Laura Powers                   $[_________________]

              Murali Balaraman               $[_________________]

              R.  Elise Baum                 $[_________________]

    Transfer Agency Services

Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of Merrill Lynch, acts as the Transfer Agent for each Portfolio pursuant to a Transfer Agency Agreement. Pursuant to the Management Agreement, the Manager will reimburse each Portfolio for all fees and costs incurred by that Portfolio related to the services of the Transfer Agent.

    Accounting Services

The Fund, on behalf of each Portfolio, has entered into an agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street provides certain accounting services to each Portfolio. The Portfolios incur an expense for these services, which is reimbursed by the Manager pursuant to the Management Agreement.

V.       Information on Sales Charges and Distribution Related Expenses

Shares of each Portfolio are sold without a sales charge. You should be aware, however, that each Portfolio is an investment option for certain "wrap-fee" program accounts or other separate accounts managed by MLIM for which it receives compensation pursuant to an investment management agreement. Wrap-fee program participants pay a "wrap" fee to the sponsor of the program which typically covers investment advice and transaction costs on trades executed with the sponsor or its affiliate. You should read carefully the wrap-fee or other program brochure provided to you by the sponsor or MLIM. The brochure is required to include information about the fees charged to you, and in the case of a wrap-fee program, the fees paid by the sponsor to MLIM. You pay no additional fees or expenses to purchase or redeem shares of each Portfolio.

FAM Distributors, Inc. (the "Distributor"), an affiliate of Merrill Lynch, serves as the principal underwriter of shares of the Portfolios, pursuant to a distribution agreement with the Fund. The Fund does not pay any fee to the Distributor.

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VI.      Computation of Offering Price Per Share

An illustration of the computation of the offering price for shares of each Portfolio based on a hypothetical investment of $10,000 in each Portfolio.

                                                                                                             Mid Cap Value
                                                       U.S. Mortgage     High Income     Global SmallCap     Opportunities
                                                        Portfolio         Portfolio         Portfolio          Portfolio
                                                        ---------         ---------         ---------          ---------

      Net Assets                                         $[_____]          $[_____]          $[_____]           $[_____]

      Number of Shares Outstanding                        [_____]           [_____]           [_____]            [_____]

      Net Assets Value Per share (net assets
           divided by number of shares                   $[_____]          $[_____]          $[_____]           $[_____]
           outstanding)

      Sales charge                                        [_____]           [_____]           [_____]            [_____]

      Offering Price                                     $[_____]          $[_____]          $[_____]           $[_____]


VI.      Portfolio Transactions and Brokerage

See Part II "Portfolio Transactions and Brokerage" of this Statement of Additional Information for more information.

VII.     Fund Performance

Since the Portfolios have not yet commenced operations, there is no current performance information for any of the Portfolios.

IX.      Additional Information

         Description of Shares

The Fund was organized on [_________], 2005 under the laws of the State of Delaware and is a business entity commonly known as a "Delaware statutory trust." It is a diversified, open-end investment company. Shares of each Portfolio may be purchased only by or on behalf of separately managed account clients who have retained MLIM to manage their accounts pursuant to an investment management agreement with MLIM and/or a managed account program sponsor. The offering of shares is continuous.

The Declaration of Trust of the Fund permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, par value $[___] per share, of different classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund.

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                                     PART II


Part II of this Statement of Additional Information contains additional information about the Managed Account Series ("Fund"). The Fund is organized as a Delaware statutory trust, and is comprised of four series: the U.S. Mortgage Portfolio ("U.S. Mortgage Portfolio"), the High Income Portfolio ("High Income Portfolio"), the Global SmallCap Portfolio ("Global SmallCap Portfolio"), and the Mid Cap Value Opportunities Portfolio ("Mid Cap Value Opportunities Portfolio") (each, a "Portfolio" and, collectively, the "Portfolios"). Shares of beneficial interest are referred to herein as "shares" or "Common Stock," holders of shares or Common Stock are referred to as "shareholders," the trustees of the Fund are referred to as "Trustees", Fund Asset Management, L.P. ("FAM") is the manager of the Fund and is referred to as the "Manager," and the management agreement is referred to as the "Management Agreement." The Fund's Declaration of Trust, together with all amendments thereto if any, is referred to as its "charter." The Investment Company Act of 1940, as amended, is referred to herein as the "Investment Company Act" and the Securities and Exchange Commission is referred to as the "Commission."

                       INVESTMENT RISKS AND CONSIDERATIONS

Set forth below are descriptions of some of the types of investments and investment strategies that one or more of the Portfolios may use, and the risks and considerations associated with those investments and investment strategies. Please see the Fund's Prospectus and Part I, Section I "Investment Objectives and Policies" for a complete description of each Portfolio's investment policies and risks. Information contained in this section about the risks and considerations associated with a Portfolio's investments and/or investment strategies applies only to those Portfolios specifically identified as making each type of investment or using each investment strategy (each, a "Covered Portfolio"). Information that does not apply to a Covered Portfolio does not form a part of that Covered Portfolio's Statement of Additional Information and should not be relied on by investors in the Covered Portfolio. Only information that is clearly identified as applicable to a Covered Portfolio is considered to form a part of that Covered Portfolio's Statement of Additional Information.

================================================================================


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mid Cap Value
                                                       U.S. Mortgage         High Income       Global SmallCap      Opportunities
                                                         Portfolio            Portfolio           Portfolio           Portfolio
----------------------------------------------------------------------------------------------------------------------------------
144A Securities                                              X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities                                      X                   X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Precious Metal Related Securities                                                                X                    X
----------------------------------------------------------------------------------------------------------------------------------
Borrowing and Leverage                                       X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Convertible Securities                                       X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Corporate Loans                                                                  X
----------------------------------------------------------------------------------------------------------------------------------
Debt Securities                                              X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts                                                                                  X                    X
----------------------------------------------------------------------------------------------------------------------------------
Derivatives                                                  X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Hedging                                                  X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Indexed and Inverse Floating Rate                        X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Indexed and Inverse Securities                                                                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Swap Agreements                                          X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Interest Rate Swaps, Caps and Floors                     X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Credit Default Swap Agreements                           X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Credit Linked Securities                                 X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Total Return Swap Agreements                             X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Options on Securities and Securities                                         X                   X                    X
     Indices                                                 X
----------------------------------------------------------------------------------------------------------------------------------
    Types of Options                                         X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Call Options                                             X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Put Options                                              X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Options on Government National
    Mortgage Association ("GNMA")
    Certificates                                             X
----------------------------------------------------------------------------------------------------------------------------------
    Futures                                                  X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Foreign Exchange Transactions                                                X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Forward Foreign Exchange Transactions                                        X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Currency Futures                                                             X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Currency Options                                                             X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Limitations on Currency Hedging                                              X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Risk Factors in Hedging Foreign Currency Risks
    Currency Risks                                                               X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Risk Factors in Derivatives                              X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Credit Risk                                              X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Currency Risk                                                                X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Leverage Risk                                            X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Liquidity Risk                                           X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Additional Risk Factors of OTC
    Transactions; Limitations on the use of
    OTC Derivatives                                          X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Distressed Securities                                                            X
----------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls                                                 X                   X
----------------------------------------------------------------------------------------------------------------------------------
Foreign Investment Risks                                                         X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Foreign Market Risk                                                          X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Foreign Economy Risk                                                         X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Currency Risk and Exchange Risk                                              X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Governmental Supervision and
    Regulation / Accounting Standards                                            X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Certain Risks of Holding Fund Assets
    Outside the United States                                                    X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------


                                      II-2

================================================================================


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mid Cap Value
                                                       U.S. Mortgage         High Income       Global SmallCap      Opportunities
                                                         Portfolio            Portfolio           Portfolio           Portfolio
----------------------------------------------------------------------------------------------------------------------------------
    Settlement Risk                                                              X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Illiquid or Restricted Securities                            X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Inflation-indexed Bonds                                      X                   X
----------------------------------------------------------------------------------------------------------------------------------
Initial Public Offering                                                                              X                    X
----------------------------------------------------------------------------------------------------------------------------------
Investment in Emerging Markets                                                                       X                    X
----------------------------------------------------------------------------------------------------------------------------------
    Restriction on Certain Investments                                                               X                    X
----------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment
    Companies                                                X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                       X                   X
----------------------------------------------------------------------------------------------------------------------------------
Mortgage-Related Securities                                  X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Mortgage-Backed Securities                               X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Mortgage Pass-Through Securities                         X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Collateralized Mortgage Obligations
    ("CMOs")                                                 X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Adjustable Rate Mortgage Securities                      X                   X
----------------------------------------------------------------------------------------------------------------------------------
    CMO Residuals                                            X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Stripped Mortgage Backed Securities                      X                   X
----------------------------------------------------------------------------------------------------------------------------------
    Tiered Index Bonds                                       X                   X
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts ("REITs")                      X                   X                   X
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Related Securities                                                                       X                    X
----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements and Purchase
    and Sale Contracts                                       X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                                X                   X
----------------------------------------------------------------------------------------------------------------------------------
Securities Lending                                           X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Securities of Smaller or Emerging
    Growth Companies                                                                                 X                    X
----------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                  X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Sovereign Debt                                                                   X                   X
----------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                                X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Stripped Securities                                          X                   X
----------------------------------------------------------------------------------------------------------------------------------
Supranational Entities                                                           X                   X
----------------------------------------------------------------------------------------------------------------------------------
Utility Industries                                                                                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                         X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
When Issued Securities, Delayed
    Delivery Securities and Forward
    Commitments                                              X                   X                   X                    X
----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities                                       X                   X
----------------------------------------------------------------------------------------------------------------------------------


================================================================================


144A Securities. Each Portfolio may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Trustees have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Fund's Trustees. The Trustees have adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Trustees will carefully monitor a Portfolio's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.


Asset-Backed Securities. Asset-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying assets (such as credit card receivables) are passed through to a Portfolio. The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment. The price paid by a Portfolio for its asset-backed securities, the yield the Portfolio expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when a Portfolio reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Portfolio purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If a Portfolio buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a longer term security. Since longer-term securities generally fluctuate more widely in response to changes in interest rates than shorter term securities, maturity extension risk could increase the inherent volatility of the Portfolio.

Precious Metal-Related Securities. A Portfolio may invest in the equity securities of companies that explore for, extract, process or deal in precious metals, e.g., gold, silver and platinum, and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company's precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, affect adversely the financial condition of such companies.

The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

Borrowing and Leverage. Each Portfolio may borrow from banks in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each Portfolio may borrow from banks as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. Each Portfolio will not purchase securities at any time when borrowings exceed 5% of its total assets, except (a) to honor prior commitments or (b) to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Portfolio. Such leveraging increases the Portfolio's exposure to capital risk, and

================================================================================


borrowed funds are subject to interest costs that will reduce net income. The use of leverage by a Portfolio creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Portfolio shares and in the yield on the Portfolio's investments. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Portfolio that can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay on the borrowings, the Portfolio's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Portfolio will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Manager in its best judgment nevertheless may determine to maintain the Portfolio's leveraged position if it expects that the benefits to the Portfolio's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Portfolio may result in the Portfolio being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Manager from managing a Portfolio's investments in accordance with the Portfolio's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Portfolio to dispose of portfolio investments at a time when it may be disadvantageous to do so.

The Portfolio may at times borrow from affiliates of the Manager, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Convertible Securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Manager will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Portfolio are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, a Portfolio is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be

================================================================================


obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a "Cash-Settled Convertible"), (ii) a combination of separate securities chosen by the Manager in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a "Manufactured Convertible") or (iii) a synthetic security manufactured by another party.

Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Manager by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income ("fixed income component") or a right to acquire equity securities ("convertibility component"). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features ("equity features") granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total "market value" of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Manager may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Manager may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Manager believes such a Manufactured Convertible would better promote the Fund's objective than alternate



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investments. For example, the Manager may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Fund's credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, "combined" to create a Manufactured Convertible. For example, the Portfolio may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Portfolio created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Corporate Loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rate of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Portfolio may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a "syndicate." The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Portfolio may not recover its investment, or there might be a delay in the Portfolio's recovery. By investing in a corporate loan, the Portfolio becomes a member of the syndicate.

As in the case of junk bonds, the Corporate Loans in which the Portfolio may invest can be expected to provide higher yields than higher-rated fixed income securities but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between Corporate Loans and junk bonds. Corporate Loans are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of Corporate Loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give Corporate Loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the Corporate Loans will be repaid in full. Corporate Loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the Prime Rate of a U.S. bank, or that may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of LIBOR. Consequently, the value of Corporate Loans held by the Portfolio may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for Corporate Loans is not as well developed as the secondary dealer market for junk bonds, and therefore presents increased market risk relating to liquidity and pricing concerns.

The Portfolio may acquire interests in Corporate Loans by means of a novation, assignment or participation. In a novation, the Portfolio would succeed to all the rights and obligations of the assigning institution and become a contracting party under the credit agreement with respect to the debt obligation. As an alternative, a Portfolio may purchase an assignment, in which case the Portfolio may be required to rely on the assigning institution to demand payment and enforce its rights against the borrower but would otherwise typically be entitled to all of such assigning institution's rights under the credit agreement. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution selling the participation interest and not with the borrower. In purchasing a loan participation, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As

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a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Portfolio's investment in that issuer. Credit risk is reduced to the extent a Portfolio limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts. A Portfolio may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Certain Portfolios may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivatives

Each Portfolio may use instruments referred to as derivative securities ("Derivatives"). Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Portfolio to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Each Portfolio may use Derivatives for hedging purposes and to seek to enhance returns. The use of a Derivative is speculative if the Portfolio is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Portfolio invests in a Derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that Derivative, which may sometimes be greater than the Derivative's cost. No Portfolio may use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging. Hedging is a strategy in which a Derivative is used to offset the risks associated with other Portfolio holdings. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Portfolio or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by a Portfolio, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to hedge effectively its portfolio. There is also a risk of loss by the Portfolio of margin deposits or collateral in the event of bankruptcy of a broker with whom the Portfolio has an open position in an option, a futures contract or a related option. There can be no assurance that a Portfolio's hedging strategies will be effective. No Portfolio is required to engage in hedging transactions and each Portfolio may choose not to do so.

A Portfolio may use Derivative instruments and trading strategies including the following:

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Indexed and Inverse Floating Rate Securities. A Portfolio may invest in securities that yield a potential return based on a particular index of value or interest rates. For example, a Portfolio may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Portfolio invests in these types of securities, the Portfolio's return on such securities will be subject to risk with respect to the value of the particular index. Interest and principal payable on the securities may also be based on relative changes among particular indices. Also, a Portfolio may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Portfolio may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Portfolio may purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Portfolio may not invest in such illiquid obligations if such investments, together with other illiquid investments, would exceed 15% of the Portfolio's net assets. The Manager believes that indexed and inverse floating obligations represent flexible portfolio management instruments for the Portfolio that allow the Portfolio to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. A Portfolio may invest in indexed and inverse securities for hedging purposes only or to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, a Portfolio may be required to pay substantial additional margin to maintain the position.

Indexed and Inverse Securities. A Portfolio may invest in securities that yield a potential return based on a index or interest rate. As an illustration, a Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. A Portfolio may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, certain Portfolios may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, a Portfolio may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Portfolio invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. A Portfolio may invest in indexed and inverse securities for hedging purposes only or to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. (Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, a Portfolio may be required to pay substantial additional margin to maintain the position.)

Swap Agreements. A Portfolio may enter into swap agreements, including interest rate and index swap agreements, for purposes of attempting to obtain a particular desired return at a lower cost to a Portfolio than if the Portfolio had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. A Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a

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swap counterparty will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Portfolio's investments.

Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Manager's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Portfolio's ability to use swap agreements. The swaps market is largely unregulated. It is possible that development in the swap market, including potential government regulation, could adversely affect each Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

See "Credit Default Swap Agreements" and "Interest Rate Swaps, Caps and Floors" below for further information on particular types of swap agreements that may be used by certain Portfolios.

Interest Rate Swaps, Caps and Floors. A Portfolio may enter into interest rate swaps, which are over-the-counter contracts in which each party agrees to make a periodic payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset.

In order to hedge the value of a Portfolio's investments against interest rate fluctuations or to enhance a Portfolio's income, a Portfolio may enter into various transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio generally will use these transactions primarily as a hedge and not as a speculative investment. However, a Portfolio may also invest in interest rate swaps to enhance income or to increase the Portfolio's yield during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).

A Portfolio usually will enter into interest rate swap transactions on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Manager believes that such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Portfolio's obligations will be accrued on a daily basis, and the full amount of the Portfolio's obligations will be maintained in a segregated account by the Portfolio's custodian.

In an interest rate swap, a Portfolio exchanges with another party their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. For example, if a Portfolio holds a mortgage backed security with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable a Portfolio to offset a decline in the value of the mortgage backed security due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if a Portfolio holds a mortgage backed security with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Portfolio from a reduction in yield due to falling interest rates and may permit the Portfolio to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

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A Portfolio also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

Typically the parties with which a Portfolio will enter into interest rate transactions will be broker-dealers and other financial institutions. A Portfolio will enter into interest rate swap, cap or floor transactions only with counterparties that are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain Federal income tax requirements may limit a Portfolio's ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders will be taxable as ordinary income or, in certain circumstances, as long term capital gains to shareholders.

Credit Default Swap Agreements and Similar Instruments. A Portfolio may enter into credit default swap agreements and similar agreements, and may also buy credit linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Portfolio. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Portfolio generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps involve greater risks than if a Portfolio had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A Portfolio will enter into credit default swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Manager to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Portfolio. When a Portfolio acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Credit Linked Securities. Among the income producing securities in which a Portfolio may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Portfolio may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

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Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay to the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive. A Portfolio's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Portfolio's investments because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements entail the risk that a party will default on its payment obligations to the Portfolio thereunder. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Generally, the Portfolio will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Portfolio. If the total return swap transaction is entered into on other than a net basis, the full amount of the Portfolio's obligations will be accrued on a daily basis, and the full amount of the Portfolio's obligations will be segregated by the Portfolio in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Portfolio initially to make an equivalent direct investment, plus or minus any amount the Portfolio is obligated to pay or is to receive under the total return swap agreement.

Options on Securities and Securities Indices. Each Portfolio may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an "index"), such as an index of the price of treasury securities or an index representative of short term interest rates.

Types of Options. Each Portfolio may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.

Call Options. Each Portfolio may purchase call options on any of the types of securities or instruments in which it may invest. A purchased call option gives a Portfolio the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Portfolio also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the

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right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

Each Portfolio also is authorized to write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Portfolio, in return for a premium, gives another party a right to buy specified securities owned by the Portfolio at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio enters into a closing purchase transaction. A closing purchase transaction cancels out a Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

Each Portfolio also is authorized to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Portfolio. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Portfolio must deposit and maintain sufficient margin with the broker dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each such transaction the Portfolio will segregate unencumbered liquid securities or cash with a value at least equal to the Portfolio's exposure (the difference between the unpaid amounts owed by the Portfolio on such transaction minus any collateral deposited with the broker dealer), on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Portfolio's investments. Such segregation will not limit the Portfolio's exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Portfolio's income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Portfolio that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Portfolio must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Portfolio will lose the difference.

Put Options. Each Portfolio is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Portfolio acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Portfolio's risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Portfolio's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Portfolio also may purchase uncovered put options.

Each Portfolio also has authority to write (i.e., sell) put options on the types of securities or instruments that may be held by the Portfolio, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. A Portfolio will receive a premium for writing a put option, which increases the Portfolio's return. A Portfolio will not sell puts if, as a result, more than 50% of the Portfolio's assets would be required to cover its potential obligations under its hedging and other investment transactions.

Each Portfolio is also authorized to write (i.e., sell) uncovered put options on securities or instruments in which it may invest but that the Portfolio does not currently have a corresponding short position or has not deposited cash equal to the exercise value of the put option with the broker dealer through which it made the uncovered put option

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as collateral. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Portfolio has the obligation to buy the securities or instruments at an agreed upon price if the securities or instruments decrease below the exercise price. If the securities or instruments price increases during the option period, the option will expire worthless and a Portfolio will retain the premium and will not have to purchase the securities or instruments at the exercise price. In connection with such transaction, a Portfolio will segregate unencumbered liquid securities or cash with a value at least equal to the Portfolio's exposure, on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Portfolio has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Portfolio's investments. Such segregation will not limit the Portfolio's exposure to loss.

Options on Government National Mortgage Association ("GNMA") Certificates. The following information relates to unique characteristics of options on GNMA Certificates. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, a Portfolio, as a writer of a GNMA call holding GNMA Certificates as "cover" to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, a Portfolio will purchase additional GNMA Certificates from the same pool (if obtainable) or other GNMA Certificates in the cash market in order to maintain its "cover."

A GNMA Certificate held by a Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, a Portfolio will no longer be covered, and the Portfolio will either enter into a closing purchase transaction or replace such Certificate with a certificate which represents cover. When a Portfolio closes its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

Futures. Each Portfolio may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Portfolio is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits a Portfolio's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio was attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive. In the event that such securities decline in value or a Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio may realize a loss relating to the futures position.

A Portfolio is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Portfolio entered into futures transactions. A Portfolio may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Portfolio can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Portfolio intends to purchase.

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The Manager has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA") pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a "commodity pool operator" under the CEA and each Portfolio is operated so as not to be deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

Foreign Exchange Transactions. A Portfolio may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or committed or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Portfolio may also sell a call option that, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such a call option in this illustration, the Portfolio gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. "Straddles" of the type that may be used by a Portfolio are considered to constitute hedging transactions and are consistent with the policies described above. No Portfolio will attempt to hedge all of its foreign portfolio positions.

Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Portfolio will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or to seek to enhance returns. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or anticipates receiving a dividend or distribution. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates acquiring a portfolio position in the near future. A Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.

Currency Futures. A Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. A Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Portfolio may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Limitations on Currency Hedging. Most Portfolios will not speculate in Currency Instruments. Accordingly, a Portfolio will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Portfolio may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). A Portfolio will only enter into

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a cross-hedge if the Manager believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

Risk Factors in Hedging Foreign Currency Risks. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Portfolio's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio's shares, the net asset value of the Portfolio's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio's hedging strategies will be ineffective. To the extent that a Portfolio hedges against anticipated currency movements that do not occur, the Portfolio may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Portfolio will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward foreign currency contracts, a Portfolio will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Portfolio will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Portfolio of any profit potential or force the Portfolio to cover its commitments for resale, if any, at the then market price and could result in a loss to the Portfolio.

It may not be possible for a Portfolio to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Portfolio is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to a Portfolio of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Risk Factors in Derivatives. Derivatives are volatile and involve significant risks, including:

Credit Risk -- the risk that the counterparty on a Derivative transaction will be unable to honor its financial obligation to the Fund, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.

Currency Risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



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Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments, a Portfolio will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.

A Portfolio intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Portfolio will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Portfolio to potential losses, which exceed the amount originally invested by the Portfolio. When a Portfolio engages in such a transaction, the Portfolio will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Portfolio's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Portfolio has assets available to satisfy its obligations with respect to the transaction, but will not limit the Portfolio's exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Portfolio to ascertain a market value for such instruments. A Portfolio will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Portfolio can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Portfolio will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions that have investment grade credit ratings or that have provided the Portfolio with a third-party guaranty or other credit enhancement.

Distressed Securities. A Portfolio may invest in securities, including corporate loans purchased in the secondary market, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio or are rated in the lower rating categories (Ca or lower by Moody's Investors Service, Inc. ("Moody's") and CC or lower by Standard & Poor's ("S&P")) or which, if unrated, are in the judgment of the Manager of equivalent quality ("Distressed Securities"). Investment in Distressed Securities is speculative and involves significant risks. Distressed Securities frequently do not produce income while they are outstanding and may require a Portfolio to bear certain extraordinary expenses in order to protect and recover its investment.

A Portfolio will generally make such investments only when the Manager believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Portfolio will receive new securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Portfolio makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Portfolio will receive any interest payments on the Distressed Securities, the Portfolio will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Portfolio may be required to bear certain extraordinary expenses to protect and recover its investment. Even if an exchange



                                     II-17
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offer is made or plan of reorganization is adopted with respect to Distressed
Securities held by a Portfolio, there can be no assurance that the securities or other assets received by the Portfolio in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by a Portfolio upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a Portfolio's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Portfolio may be restricted from disposing of such securities.

Dollar Rolls. A Portfolio may enter into dollar rolls, in which the Portfolio will sell or buy securities for delivery in the current month and simultaneously contract to repurchase or resell substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities subject to a Portfolio's forward purchase commitment may decline below the price of the securities the Portfolio has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Portfolio's use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques that can be deemed to involve leverage. A Portfolio will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

Foreign Investment Risks

Foreign Market Risk. Portfolios that may invest in foreign securities offer the potential for more diversification than a Portfolio that invests only in the United States because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Portfolio will lose money. In particular, a Portfolio is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Portfolio's ability to purchase or sell foreign securities or transfer the Portfolio's assets or income back into the United States, or otherwise adversely affect the Portfolio's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Currency Risk and Exchange Risk. Securities in which a Portfolio invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of a Portfolio's investments. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value



                                     II-18
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because the currency is worth more U.S. dollars. This risk, generally known as
"currency risk," means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.

Certain Risks of Holding Fund Assets Outside the United States. A Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Portfolio's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Portfolio can earn on its investments and typically results in a higher operating expense ratio for the Portfolio as compared to investment companies that invest only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes thereby reducing the amount available for distribution to shareholders.

Illiquid or Restricted Securities. Each Portfolio may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Portfolio's assets in illiquid securities may restrict the ability of the Portfolio to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Portfolio's operations require cash, such as when the Portfolio redeems shares or pays dividends, and could result in the Portfolio borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

A Portfolio may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to



                                     II-19
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illiquidity, could be less than those originally paid by a Portfolio or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. Certain of the Portfolio's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Portfolio may obtain access to material nonpublic information, which may restrict the Portfolio's ability to conduct portfolio transactions in such securities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities or other instruments whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end of year value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal on maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Portfolio may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, if a Portfolio purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign inflation index may not be correlated to the rate of inflation in the United States.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in interest rates.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

In general, the measure used to determine the periodic adjustment of U.S. inflation-indexed bonds is the CPI for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculate by the applicable government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.



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An increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Initial Public Offering Risk. The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If initial public offerings are brought to the market, availability may be limited and a Portfolio may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

Investment in Emerging Markets. Certain Portfolios may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit a Portfolio's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for a Portfolio. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio could lose the entire value of its investments in the affected markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Portfolio's acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.



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Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the Investment Company Act, a Portfolio may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the Investment Company Act, a Portfolio may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Portfolio to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Portfolio acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

Investment in Other Investment Companies. Each Portfolio may invest in other investment companies, including exchange traded funds. In accordance with the Investment Company Act, a Portfolio may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act a Portfolio may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Portfolio's total assets may be invested in securities of any investment company. Each Portfolio has received an exemptive order from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Portfolio's aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Portfolio's total assets at any time. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Portfolio acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Portfolio in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Junk Bonds. Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Portfolio management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high-risk investments that may cause income and principal losses for a Portfolio. The major risks in junk bond investments include the following:

Junk bonds may be issued by less creditworthy companies. These securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing.

Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.

Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If an issuer redeems the junk bonds, a Portfolio may have to invest the proceeds in bonds with lower yields and may lose income.

Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.



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Junk bonds may be less liquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Portfolio's securities than in the case of securities trading in a more liquid market.

A Portfolio may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Mortgage-Related Securities

Mortgage-Backed Securities. Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are "pass-through" securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Portfolio. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Portfolio for its mortgage backed securities, the yield the Portfolio expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Portfolio reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that a Portfolio purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Portfolio buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of a Portfolio. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.

Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae"), or by government sponsored enterprises, such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac");
(2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized



                                     II-23
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by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by the institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans' Administration ("VA")-guaranteed mortgages. Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U. S. government. In the case of obligations not backed by the full faith and credit of the U.S. government, a Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Fannie Mae and Freddie Mac may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

Private mortgage pass-through securities are structured similarly to Ginnie Mae, Fannie Mae, and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Manager determines that the securities meet a Portfolio's quality standards.

Collateralized Mortgage Obligations ("CMOs"). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Commission, and a Portfolio may invest in the securities of such issuers without the limitations imposed by the Investment Company Act on investments by a Portfolio in other investment companies. In addition, in reliance on an earlier Commission interpretation, a Portfolio's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the Investment Company Act on acquiring interests in other investment companies. In order to be able to rely on the Commission's interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the Investment Company Act; and (4) are not registered or regulated under the Investment Company Act as investment companies.



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To the extent that a Portfolio selects CMOs that cannot rely on the rule or do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

A Portfolio may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), LIBOR, one-year Treasury yields, and ten-year Treasury yields.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.



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Stripped Mortgage Backed Securities. A Portfolio may invest in stripped mortgage backed securities ("SMBSs") issued by agencies or instrumentalities of the United States. SMBSs are derivative multi-class mortgage backed securities. SMBS arrangements commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBS is where one class (the principal only or "PO" class) receives some of the interest and most of the principal from the underlying assets, while the other class (the interest only or "IO" class) receives most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. While a Portfolio may purchase securities of a PO class, a Portfolio is more likely to purchase the securities of an IO class. The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security's yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup fully its initial investment in IOs. In addition, there are certain types of IOs that represent the interest portion of a particular class as opposed to the interest portion of the entire pool. The sensitivity of this type of IO to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate. As a result of the above factors, a Portfolio generally will purchase IOs only as a component of so called "synthetic" securities. This means that purchases of IOs will be matched with certain purchases of other securities, such as POs, inverse floating rate CMOs or fixed rate securities; as interest rates fall, presenting a greater risk of unanticipated prepayments of principal, the negative effect on a Portfolio because of its holdings of IOs should be diminished somewhat because of the increased yield on the inverse floating rate CMOs or the increased appreciation on the POs or fixed rate securities. IOs and POs are considered by the staff of the Commission to be illiquid securities and, consequently, a Portfolio will not invest in IOs or POs in an amount which, taken together with the Portfolio's other investments in illiquid securities, exceeds 15% of the Portfolio's net assets.

Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

Real Estate Investment Trusts ("REITs"). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act. REITs are also subject to changes in the Code, including changes affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in certain REITs involves risks similar to those associated with investing in small capitalization companies. These REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as these REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to


                                     II-26
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the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Real Estate Related Securities. Although a Portfolio may not invest directly in real estate, a Portfolio may invest in equity securities of issuers that are principally engaged in the real estate industry. Therefore, an investment in a Portfolio is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Portfolio's investments are concentrated geographically, by property type or in certain other respects, a Portfolio may be subject to certain of the foregoing risks to a greater extent. Investments by a Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

Repurchase Agreements and Purchase and Sale Contracts. A Portfolio may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Under such agreements, the other party agrees, upon entering into the contract with a Portfolio, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Portfolio will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; a Portfolio does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.

A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that securities are owned by the Portfolio. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Portfolio would be dependent upon intervening fluctuations of the market values of such securities and the accrued interest on the securities. In such event, the Portfolio would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. A Portfolio may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Portfolio's other illiquid investments, would exceed 15% of the Portfolio's net assets.

Reverse Repurchase Agreements. A Portfolio may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. At the time a Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with its approved custodian containing cash, cash equivalents or liquid high grade debt securities having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Portfolio may decline below the price of the securities the Portfolio has sold


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but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligations to repurchase the securities and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Lending. Each Portfolio may lend securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Portfolio receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Portfolio maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. A Portfolio receives the income on the loaned securities. Where a Portfolio receives securities as collateral, the Portfolio receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Portfolio receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Portfolio's yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio is obligated to return the collateral to the borrower at the termination of the loan. A Portfolio could suffer a loss in the event the Portfolio must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, a Portfolio could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. A Portfolio could also experience delays and costs in gaining access to the collateral. Each Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. Each Portfolio has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and to retain an affiliate of the Portfolio as lending agent.

Securities of Smaller or Emerging Growth Companies. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Portfolio management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.

Small cap and emerging growth securities will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Portfolio of investment securities to meet redemptions or otherwise may require the Portfolio to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in Portfolio management's judgment, such disposition is not desirable.

While the process of selection and continuous supervision by Portfolio management does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Portfolio management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Portfolio may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or


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service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Portfolio management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific smallcap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of smallcap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

Short Sales. A Portfolio may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that a Portfolio does not own declines in value. When a Portfolio makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Portfolio may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

A Portfolio secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to the uncovered short positions, the Portfolio is required to deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which the Portfolio borrowed the security, regarding payment over of any payments received by the Portfolio on such security, the Portfolio may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes a Portfolio to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Portfolio makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. There can be no assurance that the Portfolio will be able to close out a short sale position at any particular time or at an acceptable price. Although a Portfolio's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

A Portfolio may also make short sales "against the box" without being subject to the limitations imposed on other short sale transactions. In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government entity's policy towards the International Monetary Fund and the political constraints to which a government entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's



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ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to government entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Standby Commitment Agreements. A Portfolio may enter into standby commitment agreements. These agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Portfolio will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Portfolio. A Portfolio will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. A Portfolio segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Portfolio may bear the risk of a decline in the value of such security and may not benefit from any appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Stripped Securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or "IO" security) and the other to receive the principal payments (the principal only or "PO" security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

Supranational Entities. A Portfolio may invest in debt securities of supranational entities as defined above. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Utility Industries. Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an in inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design,


                                     II-30
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construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities held by a Portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. Competition and deregulation should result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable. Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates. The Manager seeks to take advantage of favorable investment opportunities that may arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

A Portfolio's investment policies are designed to enable it to capitalize on evolving investment opportunities throughout the world. For example, the rapid growth of certain foreign economies will necessitate expansion of capacity in the utility industries in those countries. Although many foreign utility companies currently are government-owned, thereby limiting current investment opportunities for a Portfolio, the Manager believes that, in order to attract significant capital for growth, foreign governments are likely to seek global investors through the privatization of their utility industries. Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies. Of course, there is no assurance that such favorable developments will occur or that investment opportunities in foreign markets for a Portfolio will increase.

The revenues of domestic and foreign utility companies generally reflect the economic growth and development in the geographic areas in which they do business. The Manager will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.



                                     II-31
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Warrants. Warrants are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make a Portfolio a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

When Issued Securities, Delayed Delivery Securities and Forward Commitments. A Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Portfolio at an established price with payment and delivery taking place in the future. A Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction. No Portfolio has established any limit on the percentage of its assets that may be committed in connection with these transactions. When a Portfolio purchases securities in these transactions, the Portfolio segregates liquid securities in an amount equal to the amount of its purchase commitments.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Portfolio's purchase price. The Portfolio may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

Zero Coupon Securities. A Portfolio may invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. A Portfolio accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.

In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Portfolio's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held by the Portfolio. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Portfolio is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income. The required distributions will result in an increase in a Portfolio's exposure to such securities.

Suitability (All Portfolios)

The economic benefit of an investment in any Portfolio depends upon many factors beyond the control of the Portfolio, the Manager and its affiliates. Each Portfolio should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in the Portfolio



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will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in securities, including the risk of loss of principal.

Investment Restrictions (All Portfolios)

See Part I, Section II "Investment Restrictions" of the Fund's Statement of Additional Information for the specific fundamental and non-fundamental investment restrictions adopted by each Portfolio. In addition to those investment restrictions, each Portfolio is also subject to the restrictions discussed below.

The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Portfolio and margin deposits on the Portfolio's existing OTC options on financial futures contracts, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable, exceeds 15% of the net assets of the Portfolio, taken at market value. However, if an OTC option is sold by the Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not the fundamental policy of any Portfolio and may be amended by the Board of Trustees without the approval of the Portfolio's shareholders. However, no Portfolio will change or modify this policy prior to the change or modification by the Commission staff of its position.

Each Portfolio's investments will be limited in order to allow the Portfolio to qualify as a "regulated investment company" for purposes of the Code. See "Dividends and Taxes -- Taxes." To qualify, among other requirements, a Portfolio will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. Each public authority that issues securities on behalf of a private entity generally will also be regarded as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity, then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. Foreign government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Code and the securities of each foreign government issuer are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Trustees of the Fund to the extent necessary to comply with changes to the Federal tax requirements. A Portfolio that is "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

                    MANAGEMENT AND OTHER SERVICE ARRANGEMENTS

Trustees and Officers

See Part I, Section III "Information on Trustees and Officers," "-- Biographical Information," "-- Share Ownership" and "-- Compensation of Trustees" for biographical and certain other information relating to the Trustees and officers of the Fund, including Trustees' compensation.



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Management Arrangements

Management Services. The Manager provides each Portfolio with investment advisory and management services. Subject to the supervision of the Trustees, the Manager is responsible for the actual management of the Portfolios and reviews the Portfolios' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of each Portfolio.

Management Fee. The Fund, on behalf of each Portfolio, has entered into a Management Agreement with the Manager, pursuant to which the Manager is entitled to an annual advisory fee at an annual rate based on the average daily net assets of each Portfolio. However, the Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of each Portfolio, except extraordinary expenses. For information regarding specific fee rates for the Portfolios and the fees paid by the Portfolios to the Manager, see Part I,
Section IV "Management and Advisory Arrangements."

Payment of Fund Expenses. The Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Portfolios, as well as the fees of all Trustees of the Fund who are interested persons of the Fund. The Manager has agreed to pay or reimburse all other expenses incurred in the operation of that Portfolio, other than extraordinary expenses. The expenses paid or reimbursed by the Manager on behalf of the Portfolios include among other things: taxes; expenses for legal and auditing services; costs of preparing, printing and mailing proxies, shareholder reports, prospectuses and statements of additional information, except to the extent paid by FAM Distributors, Inc. (the "Distributor"); charges of the custodian and sub-custodian, and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of Trustees who are not interested persons of the Fund as defined in the Investment Company Act (the "non-interested Trustees"); accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Portfolio. Certain accounting services are provided to each Portfolio by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Portfolios pay a fee for these services, which is reimbursed by the Manager. In addition, the Manager provides certain accounting services to each Portfolio; the Portfolios do not pay the Manager a fee for such services. The Distributor pays certain promotional expenses of the Fund incurred in connection with the offering of shares of each Portfolio.

Duration and Termination. Unless earlier terminated as described below, with respect to each Portfolio, the Management Agreement will remain in effect from year to year if approved annually (a) by the Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. The Management Agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Portfolio.

Organization of the Manager. Fund Asset Management, L.P. is a limited partnership. The partners of FAM are Merrill Lynch & Co., Inc. ("ML & Co."), a financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), and Princeton Services, Inc. ("Princeton Services"). ML & Co. and Princeton Services are "controlling persons" of FAM (as defined under the Investment Company Act) because of their ownership of FAM's voting securities or their power to exercise a controlling influence over FAM's management or policies.

Other Service Arrangements

Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Transfer Agent to each Portfolio pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance


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of shareholder accounts. The Portfolios do not pay any fees for the offering and maintenance of shareholder accounts. Expenses incurred by a Portfolio for offering and maintenance each shareholder account are reimbursed by the Manager.

Independent Registered Public Accounting Firm. The Audit Committee of the Fund, which is comprised of all of the Fund's non-interested Trustees, has selected an independent registered public accounting firm for the Portfolios that audits each Portfolio's financial statements. Please see the Fund's Prospectus for information on each Portfolio's independent registered public accounting firm.

Custodian Services. The name and address of the custodian (the "Custodian") of the Portfolios are identified on the back cover page of the Fund's Prospectus. The Custodian is responsible for safeguarding and controlling each Portfolios' cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Portfolios' investments. The Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Portfolios to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Manager pays or reimburses any fee owed by a Portfolio to the Custodian.

Accounting Services. The Fund, on behalf of the Portfolios, has entered into an agreement with State Street, pursuant to which State Street provides certain accounting services to the Portfolios. The Manager pays or reimburses any fee owed by a Portfolio to State Street for accounting services.

Distribution Expenses. The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of each Portfolio. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of these documents used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

Code of Ethics

The Board of the Fund has approved a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act, which covers the Fund, the Manager and the Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by a Portfolio.

Selective Disclosure of Portfolio Holdings

Pursuant to policies and procedures adopted by the Fund and the Manager, the Fund and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Portfolio's holdings. The Fund's Board of Trustees has approved the adoption by the Fund of the policies and procedures set forth below, and has delegated to the Manager the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures. The Board provides ongoing oversight of the Fund's and Manager's compliance with the policies and procedures. As part of this oversight function, the Trustees receive from the Fund's Chief Compliance Officer at least quarterly and more often, as necessary, reports on compliance with these policies and procedure, including reports on any violations of these policies and procedures that may occur. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures.

Examples of the information that may be disclosed pursuant to the Fund's policies and procedures would include (but is not limited to) specific portfolio holdings - including the number of shares held, weightings of particular holdings, specific sector and industry weightings, trading details, and the fund manager's discussion of a Portfolio's performance and reasoning for significant changes in portfolio composition. This information may be both material non-public information ("Confidential Information") and proprietary information of the firm. The Fund may disclose such information to individual investors, institutional investors, financial advisers and other financial intermediaries that sell the Fund's shares, affiliates of the Fund, third party service providers to the Fund, lenders to



                                     II-35
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the Fund, and independent rating agencies and ranking organizations. The Fund, the Manager and its affiliates receive no compensation or other consideration with respect to such disclosures.

Subject to the exceptions set forth below, Confidential Information relating to the Fund may not be disclosed to persons not employed by the Manager or its affiliates unless such information has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet web site, including our web site at www.mutualfunds.ml.com. If the Confidential Information has not been publicly disclosed, an employee of the Manager who wishes to distribute Confidential Information relating to the Fund must first do the following: (i) require the person or company receiving the Confidential Information to sign, before the Manager will provide disclosure of any such information, a confidentiality agreement approved by an attorney in the Manager's Legal department in which he/she (a) agrees to use the Confidential Information solely in connection with a legitimate business use (i.e., due diligence, etc.) and (b) agrees not to trade on the basis of the information so provided; (ii) obtain the authorization of the an attorney in the Manager's Legal department prior to disclosure; and
(iii) only distribute Confidential Information that is at least thirty (30) calendar days old unless a shorter period has specifically been approved by an attorney in the Manager's Legal department. Prior to providing any authorization for such disclosure of Confidential Information, an attorney in the Manager's Legal Department must review the proposed arrangement and make a determination that it is in the best interests of the Fund's shareholders. In connection with day-to-day portfolio management, the Fund may disclose Confidential Information to executing brokers-dealers that is less than thirty days old in order to facilitate the purchase and sale of portfolio holdings. The Fund has adopted policies and procedures, including a Code of Ethics, Code of Conduct, and various policies regarding securities trading, to address potential conflicts of interest that may arise in connection with disclosure of Confidential Information. For more information with respect to potential conflicts of interest, see the section entitled "Management and Other Services Arrangements - Potential Conflicts of Interest" in this Statement of Additional Information.

Confidential Information - whether or not publicly disclosed - may be disclosed to Fund Trustees, the independent Trustees' counsel, outside Fund counsel, the Fund's accounting services provider and the Fund's independent registered public accounting firm without meeting the conditions outlined above. Confidential Information may, with the prior approval of the Fund's Chief Compliance Officer or the Manager's General Counsel, also be disclosed to any auditor of the parties to a service agreement involving the Fund, or as required by judicial or administrative process or otherwise by applicable law or regulation. If Confidential Information is disclosed to such persons, each such person will be subject to restrictions on trading in the subject securities under either the Fund's and Manager's Code of Ethics or an applicable confidentiality agreement, or under applicable laws or regulations or court order.

The Manager and/or the Fund has entered into ongoing arrangements to provide selective disclosure of the Portfolios' holdings to the following persons or entities:

Fund's Board of Trustees
Fund's Transfer Agent
Fund's Independent Registered Public Accounting Firm
Fund's accounting services provider - State Street Bank and Trust Company Fund Custodian
Independent Rating Agencies - Morningstar, Inc.  and Lipper Inc.
Information aggregators - Wall Street on Demand and Thomson Financial

Other than with respect to the Board of Trustees, each of the persons or entities set forth above is subject to an agreement to keep the information disclosed confidential and to use it only for legitimate business purposes. The Board of Trustees has a fiduciary duty as directors to act in the best interests of the Fund and its shareholders. Selective disclosure is made to the Fund's Board of Trustees and independent registered public accounting firm at least quarterly and otherwise as frequently as necessary to enable such persons or entities to provide services to the Fund. Selective disclosure is made to the Fund's Transfer Agent, accounting services provider, and Custodian as frequently as necessary to enable such persons or entities to provide services to the Fund, typically on a daily basis. Disclosure is made to Lipper Inc. and Wall Street on Demand on a monthly basis and to Morningstar and Thomson Financial on a quarterly basis, and to each such firm upon specific request with the approval of the Manager's Legal department.


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The Fund and the Manager monitor, to the extent possible, the use of
Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Fund's and Manager's Code of Ethics and Code of Conduct - all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit - the Manager's compliance personnel under the supervision of the Fund's Chief Compliance Officer, monitor the Manager's securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Manager maintains an internal restricted list to prevent trading by the personnel of the Manager or its affiliates in securities - including securities held by the Fund
- about which the Manager has Confidential Information. There can be no assurance, however, that the Fund's policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

Activities of the Manager, Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their Affiliates (collectively, "Merrill Lynch") and Other Accounts Managed by Merrill Lynch. Merrill Lynch is a worldwide, full service investment banking, broker-dealer, asset management and financial services organization. As a result, Merrill Lynch (including, for these purposes, its directors or trustees, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Fund, is engaged in businesses and has interests other than that of managing the Fund. These are considerations of which investors in the Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by the Fund.

Merrill Lynch and its affiliates, including, without limitation, the Manager and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. Merrill Lynch and its affiliates are also major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Merrill Lynch and its affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which the Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund's performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When the Manager and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Fund.

The results of the Fund's investment activities may differ significantly from the results achieved by the Manager and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Merrill Lynch and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which Merrill Lynch and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of Merrill Lynch and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.



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From time to time, the Fund's activities may also be restricted because of regulatory restrictions applicable to Merrill Lynch and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Manager, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Manager and/or its affiliates are performing services or when position limits have been reached.

In connection with its management of the Fund, the Manager may have access to certain fundamental analysis and proprietary technical models developed by Merrill Lynch. The Manager will not be under any obligation, however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, neither Merrill Lynch nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and it is not anticipated that the Manager will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of Merrill Lynch and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Manager in managing the Fund.

In addition, certain principals and certain employees of the Manager are also principals or employees of Merrill Lynch or its affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Fund should be aware.

The Manager may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund in which customers of Merrill Lynch (or, to the extent permitted by the Commission, Merrill Lynch) serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of Merrill Lynch. Merrill Lynch and its affiliates may also create, write or issue derivative instruments for customers of Merrill Lynch or its affiliates, the underlying securities, currencies or instruments of which may be those in which the Fund invests or which may be based on the performance of the Fund. The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by Merrill Lynch or its affiliates and may also enter into transactions with other clients of Merrill Lynch or its affiliates where such other clients have interests adverse to those of the Fund. At times, these activities may cause departments of Merrill Lynch or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, the Fund will deal with Merrill Lynch and its affiliates on an arms-length basis.

The Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Merrill Lynch nor its affiliates will have any obligation to allow their credit to be used in connection with the Fund's establishment of its business relationships, nor is it expected that the Fund's counterparties will rely on the credit of Merrill Lynch or any of its affiliates in evaluating the Fund's creditworthiness.

It is also possible that, from time to time, Merrill Lynch or any of its affiliates may, although they are not required to, purchase and hold shares of the Fund in order to increase the assets of the Fund. Increasing the Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Merrill Lynch reserves the right to redeem at any time some or all of the shares of the Fund acquired for its own account. A large redemption of shares of the Fund by Merrill Lynch could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Merrill Lynch will consider the effect of redemptions on the Fund and other shareholders in deciding whether to redeem its shares.

It is possible that the Fund may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships as well as securities of entities in which Merrill Lynch makes a market. The Fund also may invest in securities of companies that Merrill Lynch provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the Fund and the interests of other Merrill Lynch clients. In making investment decisions for the Fund, the Manager is not permitted to obtain or use material



                                     II-38
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non-public information acquired by any division, department or affiliate of
Merrill Lynch in the course of these activities. In addition, from time to time, Merrill Lynch's activities may limit the Fund's flexibility in purchases and sales of securities. When Merrill Lynch is engaged in an underwriting or other distribution of securities of an entity, the Manager may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Fund.

The Manager, its affiliates and their directors or trustees, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by Directors, officers and employees and affiliates of the Manager that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that the Fund will be adversely affected by this personal trading, the Fund and the Manager each has adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. The Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

The Manager and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, Trustees, or investment advisers. These transactions would be effected in circumstances in which the Manager determined that it would be appropriate for the Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

Present and future activities of Merrill Lynch, including the Manager, in addition to those described in this section, may give rise to additional conflicts of interest.

                               PURCHASE OF SHARES

Each Portfolio offers one class of shares. Shares of each Portfolio may be purchased only by or on behalf of separately managed account clients who have retained MLIM to manage their accounts pursuant to an investment management agreement with MLIM and/or a managed account program sponsor.

The applicable offering price for purchase orders is based on the net asset value of the Portfolio next determined after receipt of the purchase order. As to purchase orders received prior to the close of business on the New York Stock Exchange ("NYSE") (generally, the NYSE closes at 4:00 p.m. Eastern time), on the day the order is placed, which includes orders received after the close of business on the previous day, the applicable offering price is based on the net asset value determined as of the close of business on the NYSE on that day. If the purchase orders are not received before the close of business on the NYSE, such orders are deemed received on the next business day.

The Fund or the Distributor may suspend the continuous offering of a Portfolio's shares at any time in response to conditions in the securities markets or otherwise and may resume offering of shares from time to time. Any order may be rejected by the Fund or the Distributor. The Distributor is not permitted to withhold placing orders to benefit itself by a price change.

                              REDEMPTION OF SHARES

The Fund is required to redeem for cash all shares of a Portfolio upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. The value of shares of each Portfolio at the time of redemption may be more or less than your cost at the time of purchase, depending in part on the market value of the securities held by the Portfolio at such time.



                                     II-39
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There will be no redemption charge. If your holdings are liquidated you will receive any dividends through the date of redemption.

The right to redeem shares may be suspended for more than seven days only (i) for any period during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable, and (iii) for such other periods as the Commission may by order permit for the protection of shareholders of the Portfolio.

The Fund has entered into a joint committed line of credit with other investment companies advised by the Manager and a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from shareholders in extraordinary or emergency circumstances.

                                PRICING OF SHARES

Determination of Net Asset Value

The net asset value of the shares of each Portfolio of the Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed by dividing the value of the securities held by a Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Manager and Distributor, are accrued daily.

Securities that are held by a Portfolio that are traded on stock exchanges or the NASDAQ National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Long positions traded in the OTC market, NASDAQ SmallCap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Manager believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Portfolios. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the


                                     II-40
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Fund under the general supervision of the Fund's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Portfolio's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees or by the Manager using a pricing service and/or procedures approved by the Fund's Board of Trustees.

Computation of Offering Price Per Share

See Part I, Section VI "Computation of Offering Price" of each Portfolio's Statement of Additional Information for an illustration of the computation of the offering price for the U.S. Mortgage Portfolio, the High Income Portfolio, the Global SmallCap Portfolio and the Mid Cap Value Opportunities Portfolio.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Manager is primarily responsible for the execution of a Portfolio's transactions and the allocation of brokerage. The Manager does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While the Manager generally seeks reasonable trade execution costs, a Portfolio does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Manager may select a broker based partly upon brokerage or research services provided to the Manager and its clients, including the Portfolio. In return for such services the Manager may cause a Portfolio to pay a higher commission than other brokers would charge if the Manager determines in good faith that the commission is reasonable in relation to the services provided.

Section 28(e) of the Exchange Act ("Section 28(e)") permits a manager, under certain circumstances, to cause an account to pay a broker a commission for effecting a transaction that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). The Manager believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to a Portfolio.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information that assists in the valuation of investments. Examples of research-oriented services for which the Manager might pay with Portfolio commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel, or personnel principally responsible for the Manager's



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individually managed portfolios, is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Portfolio to the Manager are not reduced as a result of the Manager's receipt of research services.

In some cases the Manager may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs the Manager makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Manager will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Manager faces a potential conflict of interest, but the Manager believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Portfolio may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Manager with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Manager does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by the Manager neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

Each Portfolio anticipates that any brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Portfolio in the form of Depositary Receipts, or other securities convertible into foreign equity securities. Depositary Receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of a Portfolio are redeemable on a daily basis in U.S. dollars, each Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on its portfolio strategies.

Each Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with a Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Portfolios will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of a Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of the Fund that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

A Portfolio may not purchase securities, including municipal bonds, during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Trustees that either comply with rules adopted by the Commission or with interpretations of the Commission staff or pursuant to an order received by certain municipal funds pursuant to which they may purchase investment grade municipal bonds through group orders from an underwriting syndicate of which Merrill Lynch is a member subject to conditions set forth in such order (the "Group


                                     II-42
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Order Exemptive Order"). Rule 10f-3 under the Investment Company Act and the
Group Order Exemptive Order set forth conditions under which a Portfolio may purchase municipal bonds from an underwriting syndicate of which Merrill Lynch is a member. The rule and the Group Order Exemptive Order set forth requirements relating to, among other things, the terms of an issue of municipal bonds purchased by a Portfolio, the amount of municipal bonds that may be purchased in any one issue and the assets of a Portfolio that may be invested in a particular issue.

Each Portfolio has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, each Portfolio also has retained or may retain an affiliated entity of the Manager as the securities lending agent (the "lending agent") for a fee, including a fee based on a share of the returns on investment of cash collateral. In connection with securities lending activities, the lending agent may, on behalf of a Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Manager or its affiliates, or in a private investment company managed by the lending agent. If a Portfolio acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Portfolio's expenses, and indirectly, the expense of such other entities. However, in accordance with the exemptive order, the manager to the private investment company will not charge any advisory fees with respect to shares purchased by the Portfolio. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Manager's waiver of a portion of its advisory fee.

Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for a Portfolio in any of its portfolio transactions executed on any securities exchange of which it is a member, appropriate consents have been obtained from the Portfolio and annual statements as to aggregate compensation will be provided to the Portfolio.

The Board has considered the possibility of seeking to recapture for the benefit of the Portfolio brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. After considering all factors deemed relevant, the Board Fund made a determination not to seek such recapture. The Board will reconsider this matter from time to time.

Because of different objectives or other factors, a particular security may be bought for one or more funds or clients advised by the Manager or its affiliates (collectively, "clients") when one or more clients of the Manager or its affiliates are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Portfolio or other clients or funds for which the Manager or an affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Portfolio Turnover

While a Portfolio generally does not expect to engage in trading for short term gains, it will effect portfolio transactions without regard to holding period if, in Portfolio management's judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The portfolio turnover rate is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. government securities and all other securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high rate of portfolio turnover results in certain tax consequences, such as increased capital gain dividends and/or ordinary income dividends and in correspondingly



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greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by a Portfolio.

                               DIVIDENDS AND TAXES

Dividends

Each Portfolio intends to distribute substantially all of its net investment income, if any. Dividends from such net investment income are paid as set forth in the Fund's Prospectus. Each Portfolio will also distribute all net realized capital gains, if any, to its shareholders at least annually. From time to time, a Portfolio may declare a special distribution at or about the end of the calendar year in order to comply with Federal tax requirements that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, a Portfolio has net income from certain foreign currency transactions, such income will be distributed at least annually.

Dividends are taxable to shareholders, as discussed below, [whether they are reinvested in shares of a Portfolio or received in cash].

Taxes

Each Portfolio intends to qualify, or continue to qualify, for the special tax treatment afforded to regulated investment companies ("RICs") under the Code. As long as a Portfolio so qualifies, the Portfolio (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to its shareholders. Each Portfolio intends to distribute substantially all of such income and gains. If, in any taxable year, a Portfolio fails to qualify as a RIC under the Code, such Portfolio would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

The Portfolios are treated as a separate corporation for Federal income tax purposes. Each series, therefore, is considered to be a separate entity in determining its treatment under the rules for RICS described in the Fund's Prospectus and Statement of Additional Information. Losses in one Portfolio do not offset gains in another Portfolio, and the requirements (other than certain organizational requirements) for qualifying for status as a RIC are determined separately at the level of each individual series.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on an October 31 year end, plus certain undistributed amounts from the previous years. While each Portfolio intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Portfolio's taxable income and capital gains will be distributed to achieve this objective. In such event, a Portfolio will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

General Treatment of Portfolio Shareholders

Dividends paid by a Portfolio from its ordinary income or from an excess of net short-term capital gains over net long term capital losses (together referred to as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned Portfolio shares. Recently enacted legislation reduces the tax rate on certain dividend income and long term capital gain applicable to non-corporate shareholders for taxable years ending in or prior to 2008. Under these new rules, a certain portion of ordinary income dividends constituting "qualified dividend income" when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long term capital gain rates. However, to the extent the a Portfolio's distributions are derived from income on debt securities, certain types of preferred stock treated as debt



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for federal income tax purposes and short-term capital gain, such distributions will not constitute "qualified dividend income." Thus, ordinary income dividends paid by a Portfolio generally will not be eligible for taxation at the reduced rates.

Any loss upon the sale or exchange of Portfolio shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Portfolio's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long term capital gains (i.e. gains, from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Generally not later than 60 days after the close of its taxable year, each Portfolio will provide its shareholders with a written notice designating the amount of any capital gain dividends or exempt interest dividends, as applicable, as well as certain other types of income as noted below.

Ordinary income and capital gain dividends are taxable to shareholders [even if they are reinvested in additional shares of a Portfolio]. Distributions by the U.S. Mortgage Portfolio and the High Income Portfolio, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction. If a Portfolio pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Portfolio and received by its shareholders on December 31 of the year in which the dividend was declared.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Portfolio or who, to the Portfolio's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's Federal income tax liability provided that the required information is timely forwarded to the Internal Revenue Service.

A loss realized on a sale of shares of a Portfolio will be disallowed if such shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

A Portfolio may invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though a Portfolio receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price ("original issue discount") each year that the securities are held. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, it may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Portfolio's investment in foreign currencies or foreign currency denominated or referenced debt securities, certain asset-backed securities and contingent payment and inflation-indexed debt instruments also may increase or accelerate the Portfolio's recognition of income, including the recognition of taxable income in excess of cash generated by such investments.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends derived by a RIC from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount) and paid to shareholders who are nonresident aliens and foreign entities if and to the extent properly designated as "interest-related dividends" or "short-term capital gain dividends," generally will not be subject to U.S. withholding tax. It is uncertain, however, what portion, if any, of a Portfolio's distributions will be designated as short-term capital gains or interest income exempt from withholding in the hands of nonresident and foreign stockholders. The 2004 Tax Act also provides that distributions of a Portfolio attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury regulations (including gains on the sale or exchange of shares in certain "U.S. real property holding corporations," which may include certain REITs and certain REIT capital gain dividends among other entities) generally will cause a foreign shareholder to treat such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the foreign shareholders to file a U.S. federal income tax return. These provisions generally would apply to distributions with respect to taxable years of a Portfolio beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

Dividends and interest received by a Portfolio may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain foreign countries and the U.S. may reduce or eliminate such taxes. Shareholders of the Global SmallCap Portfolio, to the extent that Portfolio invests more than 50% of the value of its assets at the close of a taxable year in foreign securities, may be able to claim U.S. foreign tax credits with respect to such foreign taxes paid by the Global SmallCap Portfolio, subject to certain requirements and limitations contained in the Code. For example, certain retirement accounts and tax-exempt organizations cannot claim foreign tax credits on investments in foreign securities held in a



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Portfolio. In addition, a foreign tax credit may be claimed with respect to withholding tax on a dividend only if the shareholder meets certain holding period requirements. A Portfolio also must meet these holding period requirements, and if a Portfolio fails to do so, it will not be able to "pass through" to shareholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Portfolio. Further, to the extent that a Portfolio engages in securities lending with respect to a security paying income subject to foreign taxes, it may not be able to pass through to its shareholders the ability to take a foreign tax credit. If a Portfolio satisfies the applicable requirements, such Portfolio will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Portfolio will be required to include their proportionate shares of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. Federal income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the a Portfolio's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. Federal withholding tax for the foreign taxes treated as having been paid by such shareholder. A Portfolio will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit.

Certain transactions entered into by the Portfolio are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions, and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to shareholders. Special tax rules also may require a Portfolio to mark to market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. Portfolios engaging in transactions affected by these provisions intend to monitor their transactions, make appropriate tax elections and make appropriate entries in their books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

If a Portfolio purchases shares of an investment company (or similar investment entity) organized under foreign law, the Portfolio will generally be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. A Portfolio may be subject to U.S. Federal income tax, and an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Portfolio as a dividend to its shareholders. However, a Portfolio could elect to "mark-to-market" at the end of each taxable year all shares that it holds in PFICs. If it made this election, a Portfolio would recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value but only to the extent of previously recognized "mark-to-market" gains. By making the mark-to-market election, a Portfolio could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Certain State and Local Taxation Matters

Ordinary income and capital gain dividends may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax.



                                     II-46
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Shareholders of each Portfolio are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes with respect to their Portfolio. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Portfolio.

                                PERFORMANCE DATA

From time to time a Portfolio may include its average annual total return and other total return data, and if applicable, yield and tax-equivalent yield in advertisements or information furnished to present or prospective shareholders. Total return, yield and tax-equivalent yield each is based on a Portfolio's historical performance and is not intended to indicate future performance.

Quotations of average annual total return, before tax, for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return before taxes is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, but does not take into account taxes payable on dividends or on redemption.

Quotations of average annual total return, after taxes, on dividends for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period. Average annual total return after taxes on dividends is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses. The taxes due on dividends are calculated by applying to each dividend the highest applicable marginal individual Federal income tax rates in effect on the reinvestment date for that dividend. The rates used correspond to the tax character of each dividend. The taxable amount and tax character of each dividend are specified by a Portfolio on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected. Applicable tax credits, such as foreign credits, are taken into account according to Federal law. The ending value is determined assuming complete redemption at the end of the applicable periods with no tax consequences associated with such redemption.

Quotations of average annual total return, after taxes, on both dividends and redemption for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period as well as on complete redemption. Average annual total return after taxes on distributions and redemption is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, and assuming, for all classes of shares, complete redemption and payment of taxes due on such redemption. The ending value is determined assuming complete redemption at the end of the applicable periods, subtracting capital gains taxes resulting from the redemption and adding the presumed tax benefit from capital losses resulting from redemption. The taxes due on dividends and on the deemed redemption are calculated by applying the highest applicable marginal individual Federal income tax rates in effect on the reinvestment and/or the redemption date. The rates used correspond to the tax character of each component of each dividend and/or the redemption payment. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected.

A Portfolio also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return;



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aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

Yield quotations will be computed based on a 30 day period by dividing (a) the net income based on the yield of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of a Portfolio's yield that is tax-exempt by (b) one minus a stated tax rate and (c) adding the result to that part, if any, of the Portfolio's yield that is not tax-exempt.

A Portfolio's total return will vary depending on market conditions, the securities comprising the Portfolio's investments, the Portfolio's operating expenses and the amount of realized and unrealized net capital gains or losses during the period.

The value of an investment in a Portfolio will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

On occasion, a Portfolio may compare its performance to, among other things, the Portfolio's benchmark index indicated in the Prospectus, the Value Line Composite Index, the Dow Jones Industrial Average, or to other published indices, or to performance data published by Lipper Analytical Services, Inc. Morningstar Inc. ("Morningstar"), Money Magazine, U.S. News & World Report, BusinessWeek, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, a Portfolio may refer to various statistical measures derived from the historic performance of the Portfolio and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of the a Portfolio's relative performance for any future period. In addition, from time to time a Portfolio may include the Portfolio's Morningstar risk-adjusted performance ratings assigned by Morningstar in advertising or supplemental sales literature. From time to time a Portfolio may quote in advertisements or other materials other applicable measures of Portfolio performance and may also make reference to awards that may be given to the Manager.

A Portfolio may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political or other conditions, descriptive information or general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Portfolio's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Portfolio's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Portfolio may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

                      PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated to the Manager authority to vote all proxies relating to a Portfolio's securities. The Manager has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Portfolio. Pursuant to these Proxy Voting Procedures, the Manager's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Portfolio and its shareholders, and to act in a manner that the Manager believes is most likely to enhance the economic value of the securities held by the Portfolio. The Proxy Voting Procedures are designed to ensure that that the Manager considers the interests of its clients, including the Portfolios, and not the interests of the Manager, when voting proxies and that real (or perceived) material conflicts that may arise between the Manager's interest and those of the Manager's clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, the Manager has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Manager's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting


                                     II-48
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representatives from the Manager's legal department appointed by the Manager's
General Counsel. The Committee's membership shall be limited to full-time employees of the Manager. No person with any investment banking, trading, retail brokerage or research responsibilities for the Manager's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Manager might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Portfolio, that have delegated proxy voting authority to the Manager and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Manager and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Manager believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Manager on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Portfolio (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Manager will generally seek to vote proxies over which the Manager exercises voting authority in a uniform manner for all the Manager's clients, the Committee, in conjunction with a Portfolio's portfolio manager, may determine that the Portfolio's specific circumstances require that its proxies be voted differently.

To assist the Manager in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Manager by ISS include in-depth research, voting recommendations (although the Manager is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Portfolio in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

The Manager's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Manager generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Manager will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Portfolio.

From time to time, the Manager may be required to vote proxies in respect of an issuer where an affiliate of the Manager including investment companies for which the Manager provides investment advisory, administrative and/or other services (each, an "Affiliate"), or a money management or other client of the Manager (each, a "Client") is involved. The Proxy Voting Procedures and the Manager's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Manager's clients.



                                     II-49
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In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the Committee may pass the voting power to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Manager's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Manager's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Manager's normal voting guidelines or, on matters where the Manager's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Manager on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Manager's fiduciary duties.

In addition to the general principles outlined above, the Manager has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Manager may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Portfolio's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Manager has adopted specific voting guidelines with respect to the following proxy issues:

    o Proposals related to the composition of the Board of Trustees of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Trustees (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's number of other directorships, history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

    o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

    o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

    o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.



                                     II-50
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    o   Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

    o Routine proposals related to requests regarding the formalities of corporate meetings.

    o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Trustees (rather than its shareholders) is best positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Trustees authority over certain matters, such as changes to the fund's investment objective, which the Investment Company Act envisions will be approved directly by shareholders.

    o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Information about how a Portfolio voted proxies relating to securities held by the Portfolio during the most recent 12-month period ended June 30 is available without charge (1) at www.mutualfunds.ml.com and (2) on the Commission's web site at http://www.sec.gov.

                               GENERAL INFORMATION

Description of Shares

Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and generally on other matters submitted to the vote of shareholders of the Fund. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Fund, in which event the holders of the remaining shares would be unable to elect any person as a Trustee.

The Fund does not intend to hold an annual meeting of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Trustees; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere herein and in the Fund's Prospectus. Each share is entitled to participate equally in dividends and distributions declared by a Portfolio and in the net assets of a Portfolio upon liquidation or dissolution after satisfaction of outstanding liabilities. The Fund is organized as a Delaware statutory trust. See Part I, Section IX "Additional Information -- Description of Shares" of the Statement of Additional Information for additional capital stock information for the Fund.


                                     II-51
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                             MANAGED ACCOUNT SERIES


                       Statement of Assets and Liabilities
                                ______ __, 2005


[TO BE FILED BY SEPARATE AMENDMENT]



                                     II-52


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                                   APPENDIX A

                           Description Of Bond Ratings

    DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") BOND RATINGS


Aaa           Bonds which are rated Aaa are judged to be of the best quality.
              They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba            Bonds which are rated Ba are judged to have speculative elements;
              their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Description of Moody's U.S. Short-Term Ratings

MIG 1/VMIG 1  This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2  This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3  This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Commercial Paper Ratings / Demand Obligation Ratings

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of short term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of short term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

 DESCRIPTION OF STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC.
                      ("STANDARD & POOR'S"), DEBT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

The issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be

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changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The issue credit ratings are based, in varying degrees, on the following considerations:

I. Likelihood of payment--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II. Nature of and provisions of the obligation;

III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Long Term Issue Credit Ratings

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated issues only in small degree. The Obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB           An obligation rated "BBB" exhibits adequate protection parameters.
              However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB            An obligation rated "BB," "B," "CCC," "CC" and "C" are regarded as
B CCC CC      having significant speculative characteristics. "BB" indicates the
C             least degree of speculation and "C" the highest degree of
              speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

c The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to the completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


* Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

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r             This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

c The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should

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              exercise his own judgment with respect to such likelihood and risk.

* Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing.

r The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options, and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment.

--Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

--Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3          Speculative capacity to pay principal and interest.

      DESCRIPTION OF FITCH RATINGS' ("FITCH") INVESTMENT GRADE BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

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Fitch ratings are not recommendations to buy, sell, or hold any security.
Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory-credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Description of Fitch's Speculative Grade Bond Ratings

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.


B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

================================================================================


CCC Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C             Bonds are in imminent default in payment of interest or principal.

D             Bonds are in default on interest and/or principal payments. Such
DD            bonds are extremely speculative and should be valued on the basis
DDD           of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

              Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

The short term rating places greater emphasis than a long term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

NR            Indicates that Fitch does not rate the specific issue.

Conditional   A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

================================================================================


Suspended     A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn     A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert    Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short term, and should be resolved within 12 months.

Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

================================================================================

                            PART C. OTHER INFORMATION


Item 23.  Exhibits.

   Exhibit

   Number                 Description
   ------                 -----------

1                  --Declaration of Trust of the Registrant, dated April 28,
                     2005 (*)

2                  --By-Laws of the Registrant.(*)

3                  --Instrument Defining Rights of Shareholders. Incorporated
                     by reference to Exhibits 1 and 2.

4(a)               --Investment Advisory Agreement between the Registrant and
                     Fund Asset Management, L.P. (the "Manager").(a)

 (b)               --Fee Waiver and Expense Reimbursement Agreement between the
                     Registrant and Fund Asset Management, L.P.(a)

5(a)               --Form of Distribution Agreement between the Registrant and
                     FAM Distributors, Inc. (the "Distributor") (including Form of Selected Dealers Agreement).(b)

6                  --None.

7                  --Form of Custody Agreement between the Registrant and
                     _________.(a)

8(a)               --Transfer Agency, Divided Disbursing Agency and Shareholder
                     Servicing Agency Agreement between the Registrant and Financial Data Services, Inc. (the "Transfer Agent").(a)

 (b)               --Form of Administrative Services Agreement between
                     Registrant and State Street Bank and Trust Company.(c)

9                  --Opinion of Morris, Nichols, Arsht & Tunnell.(a)

10                 --Consent of ___________________.(a)

11                 --None.

12                 --Form of Certificate of the Manager.(a)

13                 --None.

14                 --None.

15(a)              --Code of Ethics.(d)

15(b)              --Power of Attorney.(a)
----------

(*) Filed herewith.

(a) To be filed by subsequent amendment.
(b) Incorporated by reference to the identically numbered exhibit to Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-1A of Merrill Lynch Emerging Markets

================================================================================

    Debt Fund, Inc. (File No. 33-64398), filed on June 21, 2000.

(c) Incorporated by reference to exhibit number 8(c) to Post-Effective Amendment No. 20 to Merrill Lynch Growth Fund's Registration Statement on Form N-1A filed on February 16, 2001 (File No. 33-10794).
(d) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Merrill Lynch Global Growth Fund, Inc. (File No. 333-32899), filed on December 4, 2003.


Item 24.  Persons Controlled by or under Common Control with Registrant.

Prior to the effective date of this Registration Statement, the Registrant will sell shares of each Portfolio of the Registrant to Fund Asset Management, L.P. Accordingly, prior to the offering of each Portfolio's shares, the Manager will be each Portfolio's sole shareholder and deemed to be a controlling person of each Portfolio. Following the offering of each Portfolio's shares, the Manager's share ownership is expected to represent less than 1% of each Portfolio's common stock outstanding.

The Manager is a Delaware limited partnership and an indirect wholly-owned subsidiary of Merrill Lynch & Co. Inc. ("ML & Co. ") and Princeton Services, Inc. ("Princeton Services"). Therefore, prior to the offering of each Portfolio's shares, the Registrant and the Manager will be under common control.

Item 25.  Indemnification

Reference is made to Article VII of the Registrant's Declaration of Trust,
Article XI of the Registrant's By-Laws, Section 3817 of the Delaware Statutory Trust Act (Title 12 of the Delaware Code) and Section 9 of the Distribution Agreement. Pursuant to its organizational documents and the applicable provisions of certain agreements, the trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the Investment Company Act of 1940, as amended.

Article VII, Section 2 of the Registrant's Declaration of Trust provides:

Section 2. Indemnification and Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust's request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. Notwithstanding any other provision of this Declaration of Trust to the contrary, any liability and/or expense against which any Person is indemnified under Section 2 of Article XII of the By-Laws and any expense that any Person is entitled to be paid under Section 5 of Article XII of the By-Laws shall be deemed to be a joint and several obligation of the Trust and each Series, and the assets of the Trust and each Series shall be subject to the claims of any Person therefor under Article XII of the By-Laws; provided that any such liability, expense or obligation may be allocated and charged by the Trustees between or among the Trust and/or any one or more Series in such manner as the Trustees in their sole discretion deem fair and equitable. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the Series that such person extended credit to, contracted with or has a claim against, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or her capacity as Trustee or Trustees and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed

================================================================================


or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Article VII, Section 3 of the Registrant's Declaration of Trust further provides:

Section 3. Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Article VII, Section 4 of the Registrant's Declaration of Trust further provides:

Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee or agent of the Trust in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article XI, Section 2 of the Registrant's By-Laws provides:

Section 2. Indemnification. Subject to the exceptions and limitation contained in Section 3 below, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Article XI, Section 3 of the Registrant's By-Laws further provides:

Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

No indemnification shall be provided hereunder to an agent:

    1. who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

    2. with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

         a. by the court or other body before which the proceeding was brought;

         b. by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

         c. by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the

================================================================================


              merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.


Insofar as the conditional advancing of indemnification monies for actions based on the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, Article XI of the Registrant's By-Laws provides that expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under
Article XI of the By-laws; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the proceedings, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under Article XI of the By-laws.

In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended, (the "Securities Act") against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Manager.

Fund Asset Management, L.P. ("FAM" or the "Manager") acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

The address of the Fund is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc., ("FAMD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for at least the last two fiscal years, for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by FAM or its affiliates and Mr. Doll is director or officer of one or more of such companies.

================================================================================


                                                                    Other Substantial Business,
Name                           Position with Investment Adviser     Profession, Vocation or Employment
----                           --------------------------------     ----------------------------------

ML & Co.                       Limited Partner                      Financial Services Holding Company; Limited Partner of MLIM

Princeton Services             General Partner                      General Partner of MLIM

Donald C.  Burke               First Vice President and Treasurer   First Vice President and Treasurer of MLIM; Senior Vice
                                                                    President, Director and Treasurer of Princeton Services; Vice
                                                                    President of FAMD



Robert C.  Doll, Jr.            President                           President of MLIM; Co-Head (Americas Region) of MLIM from 1999 to 2001; President and Director of Princeton Services;
                                                                    President of Princeton Administrators, L.P.; Chief Investment
                                                                    Officer of OppenheimerFunds, Inc., in 1999 and Executive Vice
                                                                    President thereof from 1991 to 1999



Andrew J.  Donohue             Senior Vice President and General    First Vice President and General Counsel of MLIM; Senior Vice
                               Counsel                              President, General Counsel and Director of Princeton Services;
                                                                    President and Director of FAMD

Alice A.  Pellegrino           Secretary                            Secretary of MLIM; Secretary of FAMD; and Secretary of
                                                                    Princeton Services

Item 27.  Principal Underwriters.

(a) FAMD acts as the principal underwriter and for each of the following open-end registered investment companies, including the Registrant: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Equity Dividend Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Inflation Protected Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Principal Protected Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Real Investment Fund, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Value Opportunities Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill

================================================================================


Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081.



                                             Position(s) and Office(s)                    Position(s) and Office(s)
Name                                         with FAMD                                    with Registrant
----                                         ---------                                    ---------------
Andrew J.  Donohue                           President and Director                       None
Michael G.  Clark                            Director                                     None
Thomas J.  Verage                            Director                                     None
Donald C.  Burke                             Vice President                               Vice President and Treasurer
John Fosina                                  Treasurer                                    None
Daniel Dart                                  Director                                     None
Jerry W.  Miller                             Director                                     None
Alice A.  Pellegrino                         Secretary                                    Secretary

(c) Not applicable.

Item 28.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Financial Data Services, Inc. 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29.  Management Services.

Other than as set forth under the caption "Management of the Fund -- Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management and Advisory Arrangements" in Part I and "Management and Other Service Arrangements" in Part II of the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.

Not applicable.

================================================================================


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 29th day of April, 2005.




                                        Managed Account Series
                                        (Registrant)

                                        By: /s/ Daniel A. Moonay
                                            ---------------------------
                                            Daniel A. Moonay, President





Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




           Signature                                    Title                              Date
           ---------                                    -----                              ----

 /s/    Daniel A. Moonay                President and Trustee                         April 29, 2005
 ----------------------------           (Principal Executive Officer)
        Daniel A. Moonay

 /s/   Bradley J. Lucido                Treasurer and Trustee                         April 29, 2005
 ----------------------------           (Principal Financial and
       Bradley J. Lucido                Accounting Officer)

 /s/  Alice A. Pellegrino               Secretary and Trustee                         April 29, 2005
 ----------------------------
      Alice A. Pellegrino


                                  EXHIBIT INDEX


Exhibit
Number             Description
------             -----------

1                  Declaration of Trust.

2                  By-Laws.